Consolidated Schedule of Investments - USD ($)		Sep. 30, 2023		Jun. 30, 2023
Principal		$ 1,195,799,000	[1]	$ 951,509,167
Amortized Cost		$ 1,179,576,000	[2],[3]	$ 935,568,081
Percentage of Net Assets		180.40%	[2],[3]	211.50%
Fair Value		$ 1,178,633,000	[2],[3],[4]	$ 935,310,172
Money Market Funds, at Carrying Value	[4]	$ 40,090,000
Money Market Funds, Percent Of Net Assets		6.10%
Total investments and money market funds, amortized cost		$ 1,219,666,000
Total investments and money market funds, percentage of net assets		186.50%
Total investments and money market funds, fair value	[4]	$ 1,218,723,000
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
180 day LIBOR
Spread Above Index				5.76%
Prime rate
Spread Above Index		8.50%		8.25%
30 day EURIBOR
Spread Above Index		3.85%
90-day EURIBOR
Spread Above Index		3.95%		3.58%
180-day EURIBOR
Spread Above Index		4.13%		3.90%
Three-Month AUD
Spread Above Index		4.14%
90-day CDOR
Spread Above Index		5.51%		5.40%
SONIA
Spread Above Index		5.19%
30-day Term SOFR
Spread Above Index		5.32%		5.14%
90-day Term SOFR
Spread Above Index		5.40%		5.27%
180-day Term SOFR
Spread Above Index		5.47%		5.39%
Debt Investments
Principal				$ 951,509,167
Amortized Cost		$ 1,179,482,000		$ 935,568,081
Percentage of Net Assets		180.40%		211.50%
Fair Value		$ 1,178,539,000	[4]	$ 935,310,172
Equity Investments
Amortized Cost	[2],[3]	$ 94,000
Percentage of Net Assets	[2],[3]	0.00%
Fair Value	[2],[3],[4]	$ 94,000
Aerospace and Defense
Amortized Cost		9,727,000
Fair Value		9,732,000
Aerospace and Defense | Debt Investments
Principal	[1]	9,724,000
Amortized Cost		$ 9,727,000
Percentage of Net Assets		1.50%
Fair Value	[4]	$ 9,732,000
Airlines
Amortized Cost		7,414,000
Fair Value		7,399,000
Airlines | Debt Investments
Principal	[1]	7,472,000
Amortized Cost		$ 7,414,000
Percentage of Net Assets		1.10%
Fair Value	[4]	$ 7,399,000
Auto Components
Amortized Cost		24,197,000
Fair Value		24,633,000
Auto Components | Debt Investments
Principal	[1]	24,869,000
Amortized Cost		$ 24,197,000
Percentage of Net Assets		3.80%
Fair Value	[4]	$ 24,633,000
Automobiles
Principal		72,567,000	[1]	72,769,998
Amortized Cost		$ 70,428,000		$ 70,524,773
Percentage of Net Assets		10.90%		15.90%
Fair Value		$ 70,998,000	[4]	$ 70,475,407
Chemicals
Amortized Cost		18,391,000
Fair Value		18,005,000
Chemicals | Debt Investments
Principal	[1]	18,836,000
Amortized Cost		$ 18,391,000
Percentage of Net Assets		2.80%
Fair Value	[4]	$ 18,005,000
Commercial Services and Supplies
Principal	[1]	19,030,000
Amortized Cost		$ 18,976,000
Percentage of Net Assets		2.90%
Fair Value	[4]	$ 18,987,000
Construction & Engineering
Amortized Cost		4,002,000
Fair Value		3,999,000
Construction & Engineering | Debt Investments
Principal	[1]	3,990,000
Amortized Cost		$ 4,002,000
Percentage of Net Assets		0.60%
Fair Value	[4]	$ 3,999,000
Containers and Packaging
Principal		36,095,000	[1]	16,504,712
Amortized Cost		$ 35,698,000		$ 16,357,411
Percentage of Net Assets		5.50%		3.70%
Fair Value		$ 35,682,000	[4]	$ 16,206,631
Diversified Consumer Services
Amortized Cost		58,934,000
Fair Value		59,230,000
Diversified Consumer Services | Debt Investments
Principal	[1]	59,844,000
Amortized Cost		$ 58,934,000
Percentage of Net Assets		9.10%
Fair Value	[4]	$ 59,230,000
Diversified Financial Services
Amortized Cost		33,485,000
Fair Value		33,520,000
Diversified Financial Services | Debt Investments
Principal	[1]	33,997,000
Amortized Cost		$ 33,485,000
Percentage of Net Assets		5.10%
Fair Value	[4]	$ 33,520,000
Health Care Technology
Amortized Cost		53,806,000
Fair Value		53,800,000
Health Care Technology | Debt Investments
Principal	[1]	54,297,000
Amortized Cost		$ 53,806,000
Percentage of Net Assets		8.20%
Fair Value	[4]	$ 53,800,000
Healthcare Equipment and Supplies
Amortized Cost		37,337,000
Fair Value		37,451,000
Healthcare Equipment and Supplies | Debt Investments
Principal	[1]	37,728,000
Amortized Cost		$ 37,337,000
Percentage of Net Assets		5.70%
Fair Value	[4]	$ 37,451,000
Healthcare Providers and Services
Amortized Cost		69,336,000
Fair Value		69,045,000
Healthcare Providers and Services | Debt Investments
Principal	[1]	70,206,000
Amortized Cost		$ 69,336,000
Percentage of Net Assets		10.60%
Fair Value	[5]	$ 69,045,000
Hotels, Restaurants and Leisure
Amortized Cost		69,983,000
Fair Value		69,989,000
Hotels, Restaurants and Leisure | Debt Investments
Principal	[1]	70,369,000
Amortized Cost		$ 69,983,000
Percentage of Net Assets		10.70%
Fair Value	[5]	$ 69,989,000
Household Products
Amortized Cost		5,845,000
Fair Value		5,939,000
Household Products | Debt Investments
Principal	[1]	6,123,000
Amortized Cost		$ 5,845,000
Percentage of Net Assets		0.90%
Fair Value	[5]	$ 5,939,000
Industrial Conglomerates
Principal		29,116,000	[1]	26,477,777
Amortized Cost		$ 29,218,000		$ 26,258,193
Percentage of Net Assets		4.40%		5.90%
Fair Value		$ 28,726,000	[5]	$ 26,100,593
Investment, Type [Extensible Enumeration]				us-gaap:SeniorDebtObligationsMember
Insurance
Principal		91,705,000	[1]	$ 75,617,990
Amortized Cost		$ 90,988,000		$ 74,781,893
Percentage of Net Assets		13.90%		17.00%
Fair Value		$ 90,944,000	[4]	$ 74,931,767
IT Services
Amortized Cost		49,823,000
Fair Value		50,300,000
IT Services | Debt Investments
Principal	[1]	51,103,000
Amortized Cost		$ 49,823,000
Percentage of Net Assets		7.70%
Fair Value	[4]	$ 50,300,000
Leisure Products
Amortized Cost		5,944,000
Fair Value		5,950,000
Leisure Products | Debt Investments
Principal	[1]	5,985,000
Amortized Cost		$ 5,944,000
Percentage of Net Assets		0.90%
Fair Value	[4]	$ 5,950,000
Machinery
Amortized Cost		5,872,000
Fair Value		5,859,000
Machinery | Debt Investments
Principal	[1]	5,865,000
Amortized Cost		$ 5,872,000
Percentage of Net Assets		0.90%
Fair Value	[4]	$ 5,859,000
Media
Amortized Cost		11,027,000
Fair Value		11,003,000
Media | Debt Investments
Principal	[1]	11,462,000
Amortized Cost		$ 11,027,000
Percentage of Net Assets		1.70%
Fair Value	[4]	$ 11,003,000
Oil, Gas and Consumable Fuels
Amortized Cost		35,306,000
Fair Value		35,294,000
Oil, Gas and Consumable Fuels | Debt Investments
Principal	[1]	35,396,000
Amortized Cost		$ 35,306,000
Percentage of Net Assets		5.40%
Fair Value	[4]	$ 35,294,000
Professional Services
Amortized Cost		52,998,000
Fair Value		52,912,000
Professional Services | Debt Investments
Principal	[1]	53,693,000
Amortized Cost		$ 52,998,000
Percentage of Net Assets		8.10%
Fair Value		$ 52,912,000
Software
Amortized Cost		239,257,000
Fair Value		238,548,000
Software | Debt Investments
Principal	[1]	241,381,000
Amortized Cost		$ 239,163,000
Percentage of Net Assets		36.40%
Fair Value	[4]	$ 238,454,000
Software | Equity Investments
Amortized Cost		$ 94,000
Percentage of Net Assets		0.00%
Fair Value	[4]	$ 94,000
Specialty Retail
Amortized Cost		51,376,000
Fair Value		50,877,000
Specialty Retail | Debt Investments
Principal	[1]	52,433,000
Amortized Cost		$ 51,376,000
Percentage of Net Assets		7.80%
Fair Value	[4]	$ 50,877,000
Trading Companies and Distributors
Amortized Cost		15,912,000
Fair Value		15,702,000
Trading Companies and Distributors | Debt Investments
Principal	[1]	16,705,000
Amortized Cost		$ 15,912,000
Percentage of Net Assets		2.40%
Fair Value	[4]	$ 15,702,000
Investment, Identifier [Axis]: AHP Health Partners, Inc. , Senior secured
Spread Above Index	[6],[7],[8]	3.50%
Interest Rate	[6],[8],[9]	8.93%
Principal	[1],[6],[8]	$ 2,992,000
Amortized Cost	[6],[8]	$ 3,000,000
Percentage of Net Assets	[6],[8]	0.50%
Fair Value	[4],[6],[8]	$ 2,996,000
Investment, Identifier [Axis]: AI Convoy US Borrower, LLC, Senior secured
Spread Above Index	[6],[7],[8],[10],[11]	3.50%
Interest Rate	[6],[8],[9],[11]	8.89%
Principal	[1],[6],[8],[11]	$ 2,301,000
Amortized Cost	[6],[8],[11]	$ 2,304,000
Percentage of Net Assets	[6],[8],[11]	0.40%
Fair Value	[4],[6],[8],[11]	$ 2,303,000
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop 1
Spread Above Index	[7],[12],[13]	5.25%
Interest Rate	[9],[13]	10.74%
Principal	[1],[13]	$ 7,840,000
Amortized Cost	[13]	$ 7,766,000
Percentage of Net Assets	[13]	1.20%
Fair Value	[5],[13]	$ 7,762,000
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop 2
Spread Above Index	[7],[12],[13]	5.25%
Interest Rate	[9],[13]	10.74%
Principal	[1],[13]	$ 3,560,000
Amortized Cost	[13]	$ 3,527,000
Percentage of Net Assets	[13]	0.50%
Fair Value	[5],[13]	$ 3,525,000
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop 3
Spread Above Index	[7],[12],[13]	5.25%
Interest Rate	[9],[13]	10.74%
Principal	[1],[13]	$ 3,142,000
Amortized Cost	[13]	$ 3,113,000
Percentage of Net Assets	[13]	0.50%
Fair Value	[5],[13]	$ 3,111,000
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop debt investments, One, Due 07/2027
Spread Above Index				5.25%
Interest Rate				10.21%
Principal				$ 7,860,000
Amortized Cost				$ 7,782,286
Percentage of Net Assets				1.80%
Fair Value				$ 7,781,400
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop debt investments, Three, Due 07/2027
Spread Above Index				5.25%
Interest Rate				10.21%
Principal				$ 3,150,305
Amortized Cost				$ 3,119,157
Percentage of Net Assets				0.70%
Fair Value				$ 3,118,802
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop debt investments, Two, Due 07/2027
Spread Above Index				5.25%
Interest Rate				10.21%
Principal				$ 3,569,328
Amortized Cost				$ 3,534,014
Percentage of Net Assets				0.80%
Fair Value				$ 3,533,635
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: AOT Packaging Products Acquisitionco, LLC, Senior secured
Spread Above Index	[5],[7],[8]	3.25%
Interest Rate	[5],[8],[9]	8.68%
Principal	[1],[5],[8]	$ 3,167,000
Amortized Cost	[5],[8]	$ 3,128,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[4],[5],[8]	$ 3,113,000
Investment, Identifier [Axis]: AQA Acquisition Holding, Inc. , Senior secured
Spread Above Index	[7],[8],[12]	4.25%
Interest Rate	[8],[9]	9.91%
Principal	[1],[8]	$ 1,995,000
Amortized Cost	[8]	$ 1,975,000
Percentage of Net Assets	[8]	0.30%
Fair Value	[8]	$ 1,988,000
Investment, Identifier [Axis]: AVG Intermediate Holdings & AVG Subsidiary Holdings LLC, One stop
Spread Above Index	[7],[13]	6.13%
Interest Rate	[9],[13]	11.65%
Principal	[1],[13]	$ 11,819,000
Amortized Cost	[13]	$ 11,764,000
Percentage of Net Assets	[13]	1.80%
Fair Value	[4],[13]	$ 11,819,000
Investment, Identifier [Axis]: AVG Intermediate Holdings & AVG Subsidiary Holdings LLC, One stop debt investments, Due 03/2027
Spread Above Index				6.13%
Interest Rate				11.33%
Principal				$ 11,849,209
Amortized Cost				$ 11,849,208
Percentage of Net Assets				2.70%
Fair Value				$ 11,789,962
Investment, Type [Extensible Enumeration]				us-gaap:SeniorDebtObligationsMember
Investment, Identifier [Axis]: Accela, Inc., One stop debt investments, Due 09/2024
Spread Above Index				7.50%
Interest rate cash				8.45%
Interest rate paid in kind				4.25%
Principal				$ 8,788,659
Amortized Cost				$ 8,788,659
Percentage of Net Assets				2.00%
Fair Value				$ 8,788,659
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Accelya Lux Finco S.A.R.L., One stop
Spread Above Index	[6],[7],[11],[12],[13]	6.00%
Interest Rate	[6],[9],[11],[13]	11.49%
Principal	[1],[6],[11],[13]	$ 1,489,000
Amortized Cost	[6],[11],[13]	$ 1,420,000
Percentage of Net Assets	[6],[11],[13]	0.20%
Fair Value	[4],[6],[11],[13]	$ 1,414,000
Investment, Identifier [Axis]: Acquia, Inc., One stop
Spread Above Index	[7],[8],[10]	7.00%
Interest Rate	[8],[9]	12.34%
Principal	[1],[8]	$ 9,956,000
Amortized Cost	[8]	$ 9,956,000
Percentage of Net Assets	[8]	1.50%
Fair Value	[4],[8]	$ 9,956,000
Investment, Identifier [Axis]: Acquia, Inc., One stop debt investments, Due 10/2025
Spread Above Index				7.00%
Interest Rate				12.34%
Principal				$ 9,956,371
Amortized Cost				$ 9,956,371
Percentage of Net Assets				2.30%
Fair Value				$ 9,956,371
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Acrisure, LLC, Senior secured
Spread Above Index	[5],[7],[8],[10]	4.25%
Interest Rate	[5],[8],[9]	9.68%
Principal	[1],[5],[8]	$ 2,992,000
Amortized Cost	[5],[8]	$ 2,955,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[5],[8]	$ 2,991,000
Investment, Identifier [Axis]: Alegeus Technologies Holdings Corp., Senior secured
Spread Above Index	[7],[13]	8.25%
Interest Rate	[9],[13]	13.36%
Principal	[1],[13]	$ 6,000,000
Amortized Cost	[13]	$ 6,000,000
Percentage of Net Assets	[13]	0.90%
Fair Value	[4],[13]	$ 6,000,000
Investment, Identifier [Axis]: Alegeus Technologies Holdings Corp., Senior secured debt investments, Due 09/2024
Spread Above Index				8.25%
Interest Rate				13.36%
Principal				$ 6,000,000
Amortized Cost				$ 6,000,000
Percentage of Net Assets				1.40%
Fair Value				$ 6,000,000
Investment, Identifier [Axis]: AmerCareRoyal LLC, Senior secured
Spread Above Index	[7],[13],[14]	7.00%
Interest Rate	[14]	11.98%
Interest rate paid in kind	[14]	0.50%
Principal	[1],[13],[14]	$ 1,599,000
Amortized Cost	[13],[14]	$ 1,599,000
Percentage of Net Assets	[13],[14]	0.20%
Fair Value	[4],[13],[14]	$ 1,599,000
Investment, Identifier [Axis]: AmerCareRoyal LLC, Senior secured debt investments, Due 11/2025
Spread Above Index				7.00%
Interest rate cash				11.73%
Interest rate paid in kind				0.50%
Principal				$ 1,600,678
Amortized Cost				$ 1,600,678
Percentage of Net Assets				0.40%
Fair Value				$ 1,600,678
Investment, Type [Extensible Enumeration]				us-gaap:SeniorDebtObligationsMember
Investment, Identifier [Axis]: Anaplan, Inc., One stop
Spread Above Index	[7],[8],[15]	6.50%
Interest Rate	[8],[9]	11.82%
Principal	[1],[8]	$ 10,000,000
Amortized Cost	[8]	$ 9,904,000
Percentage of Net Assets	[8]	1.50%
Fair Value	[8]	$ 10,000,000
Investment, Identifier [Axis]: Anaplan, Inc., One stop debt investments, Due 06/2029
Spread Above Index				6.50%
Interest Rate				11.60%
Principal				$ 10,000,000
Amortized Cost				$ 9,900,773
Percentage of Net Assets				2.20%
Fair Value				$ 9,900,000
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Appfire Technologies, LLC, One stop
Spread Above Index	[7],[12]	5.50%
Interest Rate	[9]	11.06%
Principal	[1]	$ 10,287,000
Amortized Cost		$ 10,095,000
Percentage of Net Assets		1.50%
Fair Value		$ 10,081,000
Investment, Identifier [Axis]: Appfire Technologies, LLC, One stop debt investments, Due 03/2027
Spread Above Index				5.50%
Interest rate cash				10.72%
Principal				$ 10,313,485
Amortized Cost				$ 10,110,679
Percentage of Net Assets				2.30%
Fair Value				$ 10,107,216
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Apttus Corporation, Senior secured
Spread Above Index	[7],[8],[15]	4.00%
Interest Rate	[8],[9]	9.43%
Principal	[1],[8]	$ 2,992,000
Amortized Cost	[8]	$ 2,956,000
Percentage of Net Assets	[8]	0.50%
Fair Value	[8]	$ 2,961,000
Investment, Identifier [Axis]: Arch Global CCT Holdings Corp., Senior secured 1
Spread Above Index	[7],[12],[13]	4.75%
Interest Rate	[9],[13]	10.22%
Principal	[1],[13]	$ 6,778,000
Amortized Cost	[13]	$ 6,654,000
Percentage of Net Assets	[13]	1.00%
Fair Value	[5],[13]	$ 6,642,000
Investment, Identifier [Axis]: Arch Global CCT Holdings Corp., Senior secured 2
Spread Above Index	[7],[12],[13]	4.75%
Interest Rate	[9],[13]	10.24%
Principal	[1],[13]	$ 4,417,000
Amortized Cost	[13]	$ 4,336,000
Percentage of Net Assets	[13]	0.70%
Fair Value	[5],[13]	$ 4,328,000
Investment, Identifier [Axis]: Arch Global CCT Holdings Corp., Senior secured debt investments, One, Due 04/2026
Spread Above Index				4.75%
Interest Rate				10.02%
Principal				$ 6,812,614
Amortized Cost				$ 6,745,621
Percentage of Net Assets				1.50%
Fair Value				$ 6,676,362
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Arch Global CCT Holdings Corp., Senior secured debt investments, Two, Due 04/2026
Spread Above Index				4.75%
Interest Rate				10.09%
Principal				$ 4,428,047
Amortized Cost				$ 4,384,503
Percentage of Net Assets				1.00%
Fair Value				$ 4,339,486
Investment, Identifier [Axis]: Ashco, LLC, Senior secured
Spread Above Index	[5],[7],[8],[15]	3.75%
Interest Rate	[5],[8],[9]	9.18%
Principal	[1],[5],[8]	$ 3,489,000
Amortized Cost	[5],[8]	$ 3,481,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[4],[5],[8]	$ 3,486,000
Investment, Identifier [Axis]: AssuredPartners Capital, Inc., Senior secured
Spread Above Index	[5],[6],[7],[8],[15]	3.50%
Interest Rate	[5],[6],[8],[9]	8.82%
Principal	[1],[5],[6],[8]	$ 3,298,000
Amortized Cost	[5],[6],[8]	$ 3,297,000
Percentage of Net Assets	[5],[6],[8]	0.50%
Fair Value	[5],[6],[8]	$ 3,293,000
Investment, Identifier [Axis]: Aurora Lux Finco S.A.R.L., One stop debt investments, Due 12/2026
Spread Above Index				6.00%
Interest Rate				11.27%
Principal				$ 1,492,726
Amortized Cost				$ 1,418,960
Percentage of Net Assets				0.30%
Fair Value				$ 1,418,090
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Ave Holdings III, Corp, One stop
Spread Above Index	[7],[8],[12],[13]	5.50%
Interest Rate	[8],[9],[13]	11.04%
Principal	[1],[8],[13]	$ 15,830,000
Amortized Cost	[8],[13]	$ 15,380,000
Percentage of Net Assets	[8],[13]	2.40%
Fair Value	[4],[8],[13]	$ 15,354,000
Investment, Identifier [Axis]: Ave Holdings III, Corp, One stop debt investments, Due 02/2028
Spread Above Index				5.50%
Interest rate cash				10.89%
Principal				$ 15,869,623
Amortized Cost				$ 15,399,889
Percentage of Net Assets				3.50%
Fair Value				$ 15,393,534
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Axiom Merger Sub Inc., One stop
Spread Above Index	[7],[8],[16],[17],[18]	5.50%
Interest Rate	[8],[9],[18]	8.90%
Principal	[1],[8],[18]	$ 5,755,000
Amortized Cost	[8],[18]	$ 5,939,000
Percentage of Net Assets	[8],[18]	0.90%
Fair Value	[8],[18]	$ 5,755,000
Investment, Identifier [Axis]: Axiom Merger Sub Inc., One stop debt investments, Due 04/2026
Spread Above Index				5.50%
Interest Rate				8.87%
Principal				$ 5,954,009
Amortized Cost				$ 5,957,829
Percentage of Net Assets				1.30%
Fair Value				$ 5,954,009
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Azul Systems, Inc., Senior secured
Spread Above Index	[7],[12]	4.50%
Interest Rate	[9]	10.04%
Principal	[1]	$ 3,000,000
Amortized Cost		$ 3,000,000
Percentage of Net Assets		0.50%
Fair Value		$ 3,000,000
Investment, Identifier [Axis]: Azul Systems, Inc., Senior secured debt investments, Due 04/2027
Spread Above Index				4.50%
Interest Rate				9.89%
Principal				$ 3,000,000
Amortized Cost				$ 3,000,000
Percentage of Net Assets				0.70%
Fair Value				$ 3,000,000
Investment, Type [Extensible Enumeration]				us-gaap:SeniorLoansMember
Investment, Identifier [Axis]: BJH Holdings III Corp., One stop
Spread Above Index	[7],[12],[13]	4.50%
Interest Rate	[9],[13]	9.90%
Principal	[1],[13]	$ 9,975,000
Amortized Cost	[13]	$ 9,799,000
Percentage of Net Assets	[13]	1.50%
Fair Value	[5],[13]	$ 9,875,000
Investment, Identifier [Axis]: BJH Holdings III Corp., One stop debt investments, Due 08/2025
Spread Above Index				4.50%
Interest Rate				9.74%
Principal				$ 10,000,000
Amortized Cost				$ 9,805,729
Percentage of Net Assets				2.20%
Fair Value				$ 9,800,000
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Bamboo US Bidco LLC, One stop 1
Spread Above Index	[7],[8]	6.00%
Interest Rate	[8],[9]	11.32%
Principal	[1],[8]	$ 7,871,000
Amortized Cost	[8]	$ 7,635,000
Percentage of Net Assets	[8]	1.20%
Fair Value	[4],[8]	$ 7,635,000
Investment, Identifier [Axis]: Bamboo US Bidco LLC, One stop 2
Spread Above Index	[6],[7],[8],[18],[19]	6.00%
Interest Rate	[6],[8],[9],[18]	9.86%
Principal	[1],[6],[8],[18]	$ 5,179,000
Amortized Cost	[6],[8],[18]	$ 5,023,000
Percentage of Net Assets	[6],[8],[18]	0.80%
Fair Value	[4],[6],[8],[18]	$ 5,023,000
Investment, Identifier [Axis]: Bamboo US Bidco LLC, One stop 3
Spread Above Index	[7],[8]	6.00%
Amortized Cost	[8]	$ (50,000)
Fair Value	[4],[8]	$ (50,000)
Investment, Identifier [Axis]: Bamboo US Bidco LLC, One stop 4
Spread Above Index	[7],[8]	6.00%
Amortized Cost	[8]	$ (18,000)
Fair Value	[4],[8]	$ (18,000)
Investment, Identifier [Axis]: Belfor USA Group Inc., Senior secured
Spread Above Index	[7],[8]	4.00%
Interest Rate	[8],[9]	9.43%
Principal	[1],[8]	$ 1,995,000
Amortized Cost	[8]	$ 2,002,000
Percentage of Net Assets	[8]	0.30%
Fair Value	[4],[8]	$ 1,999,000
Investment, Identifier [Axis]: Berlin Packaging, LLC, Senior secured
Spread Above Index	[5],[7],[8]	3.75%
Interest Rate	[5],[8],[9]	9.34%
Principal	[1],[5],[8]	$ 2,992,000
Amortized Cost	[5],[8]	$ 2,969,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[4],[5],[8]	$ 2,965,000
Investment, Identifier [Axis]: Bleriot US Bidco Inc, Senior secured
Spread Above Index	[5],[6],[7],[8],[12]	4.00%
Interest Rate	[5],[6],[8],[9]	9.65%
Principal	[1],[5],[6],[8]	$ 2,993,000
Amortized Cost	[5],[6],[8]	$ 3,007,000
Percentage of Net Assets	[5],[6],[8]	0.50%
Fair Value	[4],[5],[6],[8]	$ 3,000,000
Investment, Identifier [Axis]: Blue River Pet Care, LLC, One stop 1
Spread Above Index	[7],[13]	5.75%
Interest Rate	[9],[13]	11.27%
Principal	[1],[13]	$ 11,665,000
Amortized Cost	[13]	$ 11,558,000
Percentage of Net Assets	[13]	1.80%
Fair Value	[4],[13]	$ 11,549,000
Investment, Identifier [Axis]: Blue River Pet Care, LLC, One stop 2
Spread Above Index	[7],[13]	5.75%
Interest Rate	[9],[13]	11.27%
Principal	[1],[13]	$ 3,762,000
Amortized Cost	[13]	$ 3,727,000
Percentage of Net Assets	[13]	0.60%
Fair Value	[4],[13]	$ 3,724,000
Investment, Identifier [Axis]: Blue River Pet Care, LLC, One stop debt investments, One, Due 07/2026
Spread Above Index				5.75%
Interest Rate				10.95%
Principal				$ 11,695,356
Amortized Cost				$ 11,580,742
Percentage of Net Assets				2.60%
Fair Value				$ 11,578,401
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Blue River Pet Care, LLC, One stop debt investments, Two, Due 07/2026
Spread Above Index				5.75%
Interest Rate				10.95%
Principal				$ 3,771,500
Amortized Cost				$ 3,734,540
Percentage of Net Assets				0.80%
Fair Value				$ 3,733,785
Investment, Identifier [Axis]: Bottomline Technologies, Inc., One stop
Spread Above Index	[7],[15]	5.25%
Interest Rate	[9]	10.57%
Principal	[1]	$ 4,975,000
Amortized Cost		$ 4,832,000
Percentage of Net Assets		0.70%
Fair Value		$ 4,763,000
Investment, Identifier [Axis]: Bottomline Technologies, Inc., One stop debt investments, Due 05/2029
Spread Above Index				5.25%
Interest Rate				10.33%
Principal				$ 4,987,437
Amortized Cost				$ 4,838,922
Percentage of Net Assets				1.10%
Fair Value				$ 4,837,814
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: BrightView Landscapes, LLC , Senior secured
Spread Above Index	[5],[6],[7],[8],[12]	3.25%
Interest Rate	[5],[6],[8],[9]	8.62%
Principal	[1],[5],[6],[8]	$ 1,242,000
Amortized Cost	[5],[6],[8]	$ 1,234,000
Percentage of Net Assets	[5],[6],[8]	0.20%
Fair Value	[4],[5],[6],[8]	$ 1,245,000
Investment, Identifier [Axis]: Brown Group Holding, LLC, Senior secured
Spread Above Index	[5],[7],[8],[12],[15]	3.75%
Interest Rate	[5],[8],[9]	9.12%
Principal	[1],[5],[8]	$ 2,993,000
Amortized Cost	[5],[8]	$ 2,996,000
Percentage of Net Assets	[5],[8]	0.40%
Fair Value	[4],[5],[8]	$ 2,994,000
Investment, Identifier [Axis]: Bullhorn, Inc., One stop 1
Spread Above Index	[7],[12]	5.75%
Interest Rate	[9]	11.24%
Principal	[1]	$ 3,980,000
Amortized Cost		$ 3,943,000
Percentage of Net Assets		0.60%
Fair Value		$ 3,940,000
Investment, Identifier [Axis]: Bullhorn, Inc., One stop 2
Spread Above Index	[7],[12]	5.75%
Interest Rate	[9]	11.24%
Principal	[1]	$ 3,979,000
Amortized Cost		$ 3,943,000
Percentage of Net Assets		0.60%
Fair Value		$ 3,940,000
Investment, Identifier [Axis]: Bullhorn, Inc., One stop debt investments, One, Due 09/2026
Spread Above Index				5.75%
Interest Rate				10.95%
Principal				$ 3,989,802
Amortized Cost				$ 3,950,663
Percentage of Net Assets				0.90%
Fair Value				$ 3,949,904
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Bullhorn, Inc., One stop debt investments, Two, Due 09/2026
Spread Above Index				5.75%
Interest Rate				10.95%
Principal				$ 3,989,664
Amortized Cost				$ 3,950,526
Percentage of Net Assets				0.90%
Fair Value				$ 3,949,767
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: CCRR Parent, Inc., Senior secured
Spread Above Index	[7],[8]	3.75%
Interest Rate	[8],[9]	9.18%
Principal	[1],[8]	$ 2,992,000
Amortized Cost	[8]	$ 2,935,000
Percentage of Net Assets	[8]	0.40%
Fair Value	[4],[8]	$ 2,865,000
Investment, Identifier [Axis]: CCSL Holdings, LLC, One stop
Spread Above Index	[6],[7],[13]	6.00%
Interest Rate	[6],[9],[13]	11.42%
Principal	[1],[6],[13]	$ 11,846,000
Amortized Cost	[6],[13]	$ 11,618,000
Percentage of Net Assets	[6],[13]	1.80%
Fair Value	[4],[6],[13]	$ 11,728,000
Investment, Identifier [Axis]: CCSL Holdings, LLC, One stop debt investments, Due 12/2026
Spread Above Index				5.75%
Interest Rate				10.95%
Principal				$ 11,876,429
Amortized Cost				$ 11,759,763
Percentage of Net Assets				2.70%
Fair Value				$ 11,757,665
Investment, Identifier [Axis]: CMI Parent Inc., Senior secured
Spread Above Index	[7],[13]	4.75%
Interest Rate	[9],[13]	10.17%
Principal	[1],[13]	$ 6,964,000
Amortized Cost	[13]	$ 6,964,000
Percentage of Net Assets	[13]	1.00%
Fair Value	[4],[13]	$ 6,964,000
Investment, Identifier [Axis]: CMI Parent Inc., Senior secured debt investments, Due 08/2025
Spread Above Index				4.75%
Interest Rate				9.95%
Principal				$ 6,981,865
Amortized Cost				$ 6,914,092
Percentage of Net Assets				1.60%
Fair Value				$ 6,981,865
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: COP CollisionRight Holdings, Inc., One stop
Spread Above Index	[7],[8],[12],[13]	5.25%
Interest Rate	[8],[9],[13]	10.79%
Principal	[1],[8],[13]	$ 23,425,000
Amortized Cost	[8],[13]	$ 22,759,000
Percentage of Net Assets	[8],[13]	3.60%
Fair Value	[4],[8],[13]	$ 23,191,000
Investment, Identifier [Axis]: COP CollisionRight Holdings, Inc., One stop debt investments, Due 04/2028
Spread Above Index				5.25%
Interest Rate				10.64%
Principal				$ 23,484,099
Amortized Cost				$ 22,788,720
Percentage of Net Assets				5.20%
Fair Value				$ 22,779,576
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: COP Exterminators Acquisitions, Inc., Senior secured 1
Spread Above Index	[7],[8]	5.50%
Interest Rate	[8],[9]	11.02%
Principal	[1],[8]	$ 780,000
Amortized Cost	[8]	$ 771,000
Percentage of Net Assets	[8]	0.10%
Fair Value	[4],[8]	$ 770,000
Investment, Identifier [Axis]: COP Exterminators Acquisitions, Inc., Senior secured 2
Spread Above Index	[7],[8]	5.50%
Principal	[1],[8]	$ 0
Amortized Cost	[8]	$ (1,000)
Percentage of Net Assets	[8]	0.00%
Fair Value	[4],[8]	$ (1,000)
Investment, Identifier [Axis]: COP Exterminators Acquisitions, Inc., Senior secured 3
Spread Above Index	[7],[8]	5.50%
Principal	[1],[8]	$ 0
Amortized Cost	[8]	$ (7,000)
Percentage of Net Assets	[8]	0.00%
Fair Value	[4],[8]	$ (5,000)
Investment, Identifier [Axis]: CPM Holdings, Inc., Senior secured
Spread Above Index	[7],[8],[15]	3.50%
Interest Rate	[8],[9]	8.93%
Principal	[1],[8]	$ 8,000
Amortized Cost	[8]	8,000
Fair Value	[5],[8]	$ 8,000
Investment, Identifier [Axis]: Caerus Midco 3 S.A.R.L., One stop
Spread Above Index	[6],[7],[11],[12],[13]	5.50%
Interest Rate	[6],[9],[11],[13]	10.89%
Principal	[1],[6],[11],[13]	$ 19,900,000
Amortized Cost	[6],[11],[13]	$ 19,328,000
Percentage of Net Assets	[6],[11],[13]	3.00%
Fair Value	[4],[6],[11],[13]	$ 19,303,000
Investment, Identifier [Axis]: Caerus Midco 3 S.A.R.L., One stop debt investments, Due 05/2029
Spread Above Index				5.50%
Interest Rate				10.74%
Principal				$ 19,949,749
Amortized Cost				$ 19,355,667
Percentage of Net Assets				4.40%
Fair Value				$ 19,351,256
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Camelia Bidco Limited, One stop 1
Spread Above Index	[7],[8],[18],[20],[21]	6.25%
Interest Rate	[8],[9],[18],[21]	11.44%
Principal	[1],[8],[18],[21]	$ 4,373,000
Amortized Cost	[8],[18],[21]	$ 4,468,000
Percentage of Net Assets	[8],[18],[21]	0.70%
Fair Value	[8],[18],[21]	$ 4,308,000
Investment, Identifier [Axis]: Camelia Bidco Limited, One stop 2
Spread Above Index	[7],[8],[18],[21],[22]	6.25%
Interest Rate	[8],[9],[18],[21]	10.39%
Principal	[1],[8],[18],[21]	$ 285,000
Amortized Cost	[8],[18],[21]	282,000
Fair Value	[8],[18],[21]	$ 281,000
Investment, Identifier [Axis]: Camelia Bidco Limited, One stop 3
Spread Above Index	[7],[8],[18],[21],[23]	6.25%
Amortized Cost	[8],[18],[21],[23]	$ (29,000)
Fair Value	[8],[18],[21],[23]	$ (28,000)
Investment, Identifier [Axis]: Captive Resources Midco, LLC, One stop
Spread Above Index	[7],[13],[14],[15]	5.25%
Interest Rate		5.29%
Interest rate paid in kind		5.78%
Principal	[1],[13],[14]	$ 8,258,000
Amortized Cost	[13],[14]	$ 8,258,000
Percentage of Net Assets	[13],[14]	1.30%
Fair Value	[5],[13],[14]	$ 8,258,000
Investment, Identifier [Axis]: Captive Resources Midco, LLC, One stop debt investments, Due 07/2029
Spread Above Index				5.25%
Interest rate cash				5.17%
Interest rate paid in kind				5.68%
Principal				$ 8,160,467
Amortized Cost				$ 7,999,707
Percentage of Net Assets				1.80%
Fair Value				$ 8,160,467
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Cast & Crew Payroll, LLC, Senior secured
Spread Above Index	[5],[7],[8],[15]	3.50%
Interest Rate	[5],[8],[9]	8.93%
Principal	[1],[5],[8]	$ 2,992,000
Amortized Cost	[5],[8]	$ 2,976,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[4],[5],[8]	$ 2,988,000
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 1
Spread Above Index	[7],[8]	7.50%
Interest Rate	[8],[9]	13.04%
Principal	[1],[8]	$ 4,180,000
Amortized Cost	[8]	$ 4,142,000
Percentage of Net Assets	[8]	0.60%
Fair Value	[4],[8]	$ 4,138,000
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 2
Spread Above Index	[7],[13]	7.50%
Interest Rate	[9],[13]	13.04%
Principal	[1],[13]	$ 3,910,000
Amortized Cost	[13]	$ 3,875,000
Percentage of Net Assets	[13]	0.60%
Fair Value	[4],[13]	$ 3,871,000
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 3
Spread Above Index	[7],[13]	7.50%
Interest Rate	[9],[13]	13.04%
Principal	[1],[13]	$ 3,285,000
Amortized Cost	[13]	$ 3,255,000
Percentage of Net Assets	[13]	0.50%
Fair Value	[4],[13]	$ 3,252,000
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 4
Spread Above Index	[7],[13]	7.50%
Interest Rate	[9],[13]	13.04%
Principal	[1],[13]	$ 2,985,000
Amortized Cost	[13]	$ 2,958,000
Percentage of Net Assets	[13]	0.50%
Fair Value	[4],[13]	$ 2,955,000
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 5
Spread Above Index	[7],[13]	7.50%
Interest Rate	[9],[13]	13.04%
Principal	[1],[13]	$ 1,805,000
Amortized Cost	[13]	$ 1,788,000
Percentage of Net Assets	[13]	0.30%
Fair Value	[4],[13]	$ 1,787,000
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 6
Spread Above Index	[7],[13]	7.50%
Interest Rate	[9],[13]	13.04%
Principal	[1],[13]	$ 1,434,000
Amortized Cost	[13]	$ 1,421,000
Percentage of Net Assets	[13]	0.20%
Fair Value	[4],[13]	$ 1,420,000
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, Five, Due 02/2026
Spread Above Index				7.50%
Interest Rate				12.89%
Principal				$ 1,809,438
Amortized Cost				$ 1,791,764
Percentage of Net Assets				0.40%
Fair Value				$ 1,791,344
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, Four, Due 02/2026
Spread Above Index				7.50%
Interest Rate				12.89%
Principal				$ 2,992,347
Amortized Cost				$ 2,963,118
Percentage of Net Assets				0.70%
Fair Value				$ 2,962,423
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, One, Due 02/2026
Spread Above Index				7.50%
Interest Rate				12.89%
Principal				$ 4,190,760
Amortized Cost				$ 4,149,825
Percentage of Net Assets				0.90%
Fair Value				$ 4,148,852
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, Six, Due 02/2026
Spread Above Index				7.50%
Interest Rate				12.89%
Principal				$ 1,437,559
Amortized Cost				$ 1,423,517
Percentage of Net Assets				0.30%
Fair Value				$ 1,423,184
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, Three, Due 02/2026
Spread Above Index				7.50%
Interest Rate				12.89%
Principal				$ 3,293,417
Amortized Cost				$ 3,261,247
Percentage of Net Assets				0.70%
Fair Value				$ 3,260,483
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, Two, Due 02/2026
Spread Above Index				7.50%
Interest Rate				12.89%
Principal				$ 3,920,000
Amortized Cost				$ 3,881,710
Percentage of Net Assets				0.90%
Fair Value				$ 3,880,800
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Chase Intermediate, One stop
Spread Above Index	[7],[8],[13]	5.25%
Interest Rate	[8],[9],[13]	10.95%
Principal	[1],[8],[13]	$ 14,871,000
Amortized Cost	[8],[13]	$ 14,588,000
Percentage of Net Assets	[8],[13]	2.20%
Fair Value	[4],[8],[13]	$ 14,574,000
Investment, Identifier [Axis]: Chase Intermediate, One stop debt investments, Due 10/2028
Spread Above Index				5.50%
Interest Rate				10.84%
Principal				$ 14,904,034
Amortized Cost				$ 14,756,733
Percentage of Net Assets				3.30%
Fair Value				$ 14,605,953
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Compass Investors, Inc. , Senior secured
Spread Above Index	[5],[7],[8],[12]	3.75%
Interest Rate	[5],[8],[9]	9.14%
Principal	[1],[5],[8]	$ 2,992,000
Amortized Cost	[5],[8]	$ 3,000,000
Percentage of Net Assets	[5],[8]	0.40%
Fair Value	[5],[8]	$ 2,994,000
Investment, Identifier [Axis]: ConnectWise, LLC, Senior secured
Spread Above Index	[7],[8],[15]	3.50%
Interest Rate	[8],[9]	8.93%
Principal	[1],[8]	$ 2,936,000
Amortized Cost	[8]	$ 2,888,000
Percentage of Net Assets	[8]	0.40%
Fair Value	[8]	$ 2,896,000
Investment, Identifier [Axis]: Daxko Acquisition Corporation, One stop
Spread Above Index	[7],[15]	5.50%
Interest Rate	[9]	10.92%
Principal	[1]	$ 11,815,000
Amortized Cost		$ 11,365,000
Percentage of Net Assets		1.70%
Fair Value		$ 11,342,000
Investment, Identifier [Axis]: Daxko Acquisition Corporation, One stop debt investments, Due 10/2028
Spread Above Index				5.50%
Interest Rate				10.70%
Principal				$ 11,844,937
Amortized Cost				$ 11,376,708
Percentage of Net Assets				2.60%
Fair Value				$ 11,371,139
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Dcert Buyer, Inc., Senior secured
Spread Above Index	[7],[8],[15]	4.00%
Interest Rate	[8],[9]	9.32%
Principal	[1],[8]	$ 2,992,000
Amortized Cost	[8]	$ 2,996,000
Percentage of Net Assets	[8]	0.50%
Fair Value	[8]	$ 2,978,000
Investment, Identifier [Axis]: Delinea Inc., One stop 1
Spread Above Index	[7],[12],[13]	5.75%
Interest Rate	[9],[13]	11.29%
Principal	[1],[13]	$ 8,954,000
Amortized Cost	[13]	$ 8,615,000
Percentage of Net Assets	[13]	1.40%
Fair Value	[4],[13]	$ 8,775,000
Investment, Identifier [Axis]: Delinea Inc., One stop 2
Spread Above Index	[7],[12],[13]	5.75%
Interest Rate	[9],[13]	11.29%
Principal	[1],[13]	$ 4,895,000
Amortized Cost	[13]	$ 4,710,000
Percentage of Net Assets	[13]	0.70%
Fair Value	[4],[13]	$ 4,797,000
Investment, Identifier [Axis]: Delinea Inc., One stop debt investments, One, Due 03/2028
Spread Above Index				5.75%
Interest Rate				11.14%
Principal				$ 8,977,041
Amortized Cost				$ 8,622,736
Percentage of Net Assets				1.90%
Fair Value				$ 8,617,959
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Delinea Inc., One stop debt investments, Two, Due 03/2028
Spread Above Index				5.75%
Interest Rate				11.14%
Principal				$ 4,907,893
Amortized Cost				$ 4,714,189
Percentage of Net Assets				1.10%
Fair Value				$ 4,711,578
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Denali Bidco Limited, LP Interest
Principal (in shares)	[1],[6],[8],[21]	70
Amortized Cost	[6],[8],[21]	$ 90,000
Percentage of Net Assets	[6],[8],[21]	0.00%
Fair Value	[4],[6],[8],[21]	$ 90,000
Investment, Identifier [Axis]: Denali Bidco Limited, One stop 1
Spread Above Index	[7],[8],[18],[20],[21]	6.00%
Interest Rate	[8],[9],[18],[21]	11.19%
Principal	[1],[8],[18],[21]	$ 2,118,000
Amortized Cost	[8],[18],[21]	$ 2,140,000
Percentage of Net Assets	[8],[18],[21]	0.30%
Fair Value	[8],[18],[21]	$ 2,065,000
Investment, Identifier [Axis]: Denali Bidco Limited, One stop 2
Spread Above Index	[7],[8],[18],[19],[21]	6.00%
Interest Rate	[8],[9],[18],[21]	9.86%
Principal	[1],[8],[18],[21]	$ 532,000
Amortized Cost	[8],[18],[21]	$ 534,000
Percentage of Net Assets	[8],[18],[21]	0.10%
Fair Value	[8],[18],[21]	$ 518,000
Investment, Identifier [Axis]: Denali Bidco Limited, One stop 3
Spread Above Index	[7],[8],[18],[21],[23]	6.00%
Amortized Cost	[8],[18],[21],[23]	$ (9,000)
Fair Value	[8],[18],[21],[23]	$ (9,000)
Investment, Identifier [Axis]: Denali Midco 2, LLC, One stop
Spread Above Index	[7],[8],[13],[15]	6.25%
Interest Rate	[8],[9],[13]	11.67%
Principal	[1],[8],[13]	$ 19,899,000
Amortized Cost	[8],[13]	$ 19,335,000
Percentage of Net Assets	[8],[13]	3.00%
Fair Value	[4],[8],[13]	$ 19,501,000
Investment, Identifier [Axis]: Denali Midco 2, LLC, One stop debt investments, Due 12/2027
Spread Above Index				6.25%
Interest Rate				11.45%
Principal				$ 19,949,367
Amortized Cost				$ 19,375,320
Percentage of Net Assets				4.40%
Fair Value				$ 19,350,886
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Diligent Corporation, One stop
Spread Above Index	[7],[12]	6.25%
Interest Rate	[9]	11.77%
Principal	[1]	$ 5,969,000
Amortized Cost		$ 5,917,000
Percentage of Net Assets		0.90%
Fair Value		$ 5,910,000
Investment, Identifier [Axis]: Diligent Corporation, One stop debt investments, Due 08/2025
Spread Above Index				6.25%
Interest Rate				11.45%
Principal				$ 5,984,576
Amortized Cost				$ 5,926,477
Percentage of Net Assets				1.30%
Fair Value				$ 5,924,730
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Dynasty Acquisition Co., Senior secured 1
Spread Above Index	[5],[7],[8],[15]	4.00%
Interest Rate	[5],[8],[9]	9.32%
Principal	[1],[5],[8]	$ 2,095,000
Amortized Cost	[5],[8]	$ 2,084,000
Percentage of Net Assets	[5],[8]	0.30%
Fair Value	[4],[5],[8]	$ 2,093,000
Investment, Identifier [Axis]: Dynasty Acquisition Co., Senior secured 2
Spread Above Index	[5],[6],[7],[8],[15]	4.00%
Interest Rate	[5],[6],[8],[9]	9.32%
Principal	[1],[5],[6],[8]	$ 898,000
Amortized Cost	[5],[6],[8]	$ 893,000
Percentage of Net Assets	[5],[6],[8]	0.10%
Fair Value	[4],[5],[6],[8]	$ 897,000
Investment, Identifier [Axis]: EAB Global, Inc. , Senior secured
Spread Above Index	[5],[7],[8],[10]	3.50%
Interest Rate	[5],[8],[9]	8.87%
Principal	[1],[5],[8]	$ 3,183,000
Amortized Cost	[5],[8]	$ 3,164,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[5],[8]	$ 3,165,000
Investment, Identifier [Axis]: ECI Macola/Max Holding, LLC, Senior secured
Spread Above Index	[7],[8],[12]	3.75%
Interest Rate	[8],[9]	9.40%
Principal	[1],[8]	$ 1,995,000
Amortized Cost	[8]	$ 1,995,000
Percentage of Net Assets	[8]	0.30%
Fair Value	[8]	$ 1,994,000
Investment, Identifier [Axis]: EP Purchaser, LLC, Senior secured
Spread Above Index	[5],[7],[8],[12]	3.50%
Interest Rate	[5],[8],[9]	9.15%
Principal	[1],[5],[8]	$ 2,993,000
Amortized Cost	[5],[8]	$ 2,968,000
Percentage of Net Assets	[5],[8]	0.40%
Fair Value	[4],[5],[8]	$ 2,962,000
Investment, Identifier [Axis]: ESO Solution, Inc., One stop
Spread Above Index	[7],[8]	7.00%
Interest Rate	[8],[9]	12.40%
Principal	[1],[8]	$ 5,250,000
Amortized Cost	[8]	$ 5,194,000
Percentage of Net Assets	[8]	0.80%
Fair Value	[4],[8]	$ 5,198,000
Investment, Identifier [Axis]: ESO Solution, Inc., One stop debt investments, Due 05/2027
Spread Above Index				7.00%
Interest Rate				12.25%
Principal				$ 5,250,000
Amortized Cost				$ 5,146,258
Percentage of Net Assets				1.20%
Fair Value				$ 5,197,500
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Eagle Parent Corp., Senior secured
Spread Above Index	[7],[8]	4.25%
Interest Rate	[8],[9]	9.64%
Principal	[1],[8]	$ 3,491,000
Amortized Cost	[8]	$ 3,437,000
Percentage of Net Assets	[8]	0.50%
Fair Value	[4],[8]	$ 3,402,000
Investment, Identifier [Axis]: Eliassen Group, LLC, One stop
Spread Above Index	[7],[13],[24]	5.50%
Interest Rate	[9],[13]	10.84%
Principal	[1],[13]	$ 4,905,000
Amortized Cost	[13]	$ 4,905,000
Percentage of Net Assets	[13]	0.80%
Fair Value	[4],[13]	$ 4,905,000
Investment, Identifier [Axis]: Eliassen Group, LLC, One stop debt investments, Due 04/2028
Spread Above Index				5.50%
Interest Rate				10.84%
Principal				$ 4,917,543
Amortized Cost				$ 4,917,543
Percentage of Net Assets				1.10%
Fair Value				$ 4,917,543
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Envernus, Inc., Senior secured
Spread Above Index	[7],[8],[13],[15]	4.25%
Interest Rate	[8],[9],[13]	9.67%
Principal	[1],[8],[13]	$ 20,510,000
Amortized Cost	[8],[13]	$ 20,420,000
Percentage of Net Assets	[8],[13]	3.10%
Fair Value	[4],[8],[13]	$ 20,408,000
Investment, Identifier [Axis]: Envernus, Inc., Senior secured debt investments, Due 07/2025
Spread Above Index				4.25%
Interest Rate				9.45%
Principal				$ 20,564,497
Amortized Cost				$ 20,461,102
Percentage of Net Assets				4.60%
Fair Value				$ 20,461,675
Investment, Type [Extensible Enumeration]				us-gaap:SeniorLoansMember
Investment, Identifier [Axis]: EverCommerce Solutions, Inc., Senior secured
Spread Above Index	[7],[8],[15]	3.25%
Interest Rate	[8],[9]	8.68%
Principal	[1],[8]	$ 1,990,000
Amortized Cost	[8]	$ 1,992,000
Percentage of Net Assets	[8]	0.30%
Fair Value	[8]	$ 1,994,000
Investment, Identifier [Axis]: Evergreen IX Borrower 2023, LLC, One stop 1
Spread Above Index	[7],[8],[12]	6.00%
Interest Rate	[8],[9]	11.39%
Principal	[1],[8]	$ 11,885,000
Amortized Cost	[8]	$ 11,588,000
Percentage of Net Assets	[8]	1.80%
Fair Value	[8]	$ 11,587,000
Investment, Identifier [Axis]: Evergreen IX Borrower 2023, LLC, One stop 2
Spread Above Index	[7],[8],[23]	6.00%
Amortized Cost	[8],[23]	$ (33,000)
Fair Value	[8],[23]	$ (33,000)
Investment, Identifier [Axis]: Excelitas Technologies Corp., One stop
Spread Above Index	[6],[7],[8],[17],[18]	5.75%
Interest Rate	[6],[8],[9],[18]	9.54%
Principal	[1],[6],[8],[18]	$ 14,730,000
Amortized Cost	[6],[8],[18]	$ 15,056,000
Percentage of Net Assets	[6],[8],[18]	2.20%
Fair Value	[5],[6],[8],[18]	$ 14,583,000
Investment, Identifier [Axis]: Excelitas Technologies Corp., One stop debt investments, Due 08/2029
Spread Above Index				5.75%
Interest Rate				9.05%
Principal				$ 15,237,116
Amortized Cost				$ 15,128,069
Percentage of Net Assets				3.40%
Fair Value				$ 15,084,745
Investment, Identifier [Axis]: Fertitta Entertainment, LLC, Senior secured
Spread Above Index	[5],[7],[8],[15]	4.00%
Interest Rate	[5],[8],[9]	9.32%
Principal	[1],[5],[8]	$ 3,491,000
Amortized Cost	[5],[8]	$ 3,465,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[5],[8]	$ 3,462,000
Investment, Identifier [Axis]: Filtration Group Corp., Senior secured
Spread Above Index	[5],[7],[8],[15]	3.50%
Interest Rate	[5],[8],[9]	8.93%
Principal	[1],[5],[8]	$ 2,992,000
Amortized Cost	[5],[8]	$ 2,992,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[4],[5],[8]	$ 2,984,000
Investment, Identifier [Axis]: Finastra USA, Inc., One stop 1
Spread Above Index	[6],[7],[8]	7.25%
Interest Rate	[6],[8],[9]	12.71%
Principal	[1],[6],[8]	$ 20,821,000
Amortized Cost	[6],[8]	$ 20,408,000
Percentage of Net Assets	[6],[8]	3.10%
Fair Value	[4],[6],[8]	$ 20,405,000
Investment, Identifier [Axis]: Finastra USA, Inc., One stop 2
Spread Above Index	[6],[7],[8]	7.25%
Interest Rate	[6],[8],[9]	12.58%
Principal	[1],[6],[8]	$ 11,000
Amortized Cost	[6],[8]	$ 10,000
Percentage of Net Assets	[6],[8]	0.00%
Fair Value	[4],[6],[8]	$ 10,000
Investment, Identifier [Axis]: Focus Financial Partners, LLC, Senior secured
Spread Above Index	[5],[7],[8]	3.50%
Interest Rate	[5],[8],[9]	8.82%
Principal	[1],[5],[8]	$ 3,500,000
Amortized Cost	[5],[8]	$ 3,494,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[4],[5],[8]	$ 3,501,000
Investment, Identifier [Axis]: GHX Ultimate Parent Corporation, Senior secured
Spread Above Index	[7],[8]	4.75%
Interest Rate	[8],[9]	10.12%
Principal	[1],[8]	$ 998,000
Amortized Cost	[8]	$ 1,000,000
Percentage of Net Assets	[8]	0.20%
Fair Value	[4],[8]	$ 999,000
Investment, Identifier [Axis]: GXS Group, Inc. , Senior secured
Spread Above Index	[5],[6],[7],[8],[15],[25]	2.75%
Interest Rate	[5],[6],[8],[9],[25]	8.17%
Principal	[1],[5],[6],[8],[25]	$ 1,702,000
Amortized Cost	[5],[6],[8],[25]	$ 1,711,000
Percentage of Net Assets	[5],[6],[8],[25]	0.30%
Fair Value	[4],[5],[6],[8],[25]	$ 1,705,000
Investment, Identifier [Axis]: Galway Borrower LLC, One stop
Spread Above Index	[7],[12],[13]	5.25%
Interest Rate	[9],[13]	10.64%
Principal	[1],[13]	$ 11,321,000
Amortized Cost	[13]	$ 10,997,000
Percentage of Net Assets	[13]	1.70%
Fair Value	[5],[13]	$ 10,981,000
Investment, Identifier [Axis]: Galway Borrower LLC, One stop debt investments, Due 09/2028
Spread Above Index				5.25%
Interest Rate				10.59%
Principal				$ 11,348,917
Amortized Cost				$ 11,011,617
Percentage of Net Assets				2.50%
Fair Value				$ 11,008,450
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: HS Spa Holdings, Inc., One stop
Spread Above Index	[7],[13]	5.75%
Interest Rate	[9],[13]	11.07%
Principal	[1],[13]	$ 7,960,000
Amortized Cost	[13]	$ 7,807,000
Percentage of Net Assets	[13]	1.20%
Fair Value	[4],[13]	$ 7,880,000
Investment, Identifier [Axis]: HS Spa Holdings, Inc., One stop debt investments, Due 06/2029
Spread Above Index				5.75%
Interest Rate				11.07%
Principal				$ 7,979,849
Amortized Cost				$ 7,821,497
Percentage of Net Assets				1.80%
Fair Value				$ 7,820,252
Investment, Identifier [Axis]: Health Buyer, LLC, Senior secured
Spread Above Index	[7],[12],[13],[26]	5.25%
Interest Rate	[9],[13]	10.80%
Principal	[1],[13]	$ 4,950,000
Amortized Cost	[13]	$ 4,855,000
Percentage of Net Assets	[13]	0.70%
Fair Value	[5],[13]	$ 4,777,000
Investment, Identifier [Axis]: Health Buyer, LLC, Senior secured debt investments, Due 04/2029
Spread Above Index				5.25%
Interest Rate				10.51%
Principal				$ 4,962,500
Amortized Cost				$ 4,765,574
Percentage of Net Assets				1.10%
Fair Value				$ 4,863,250
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc., One stop
Spread Above Index	[7],[8]	5.50%
Principal	[1],[8]	$ 0
Amortized Cost	[8]	$ (32,000)
Percentage of Net Assets	[8]	0.00%
Fair Value	[4],[8]	$ (33,000)
Investment, Identifier [Axis]: Howden Group Holdings Limited , Senior secured
Spread Above Index	[5],[6],[7],[8],[21]	3.25%
Interest Rate	[5],[6],[8],[9],[21]	8.69%
Principal	[1],[5],[6],[8],[21]	$ 2,992,000
Amortized Cost	[5],[6],[8],[21]	$ 2,992,000
Percentage of Net Assets	[5],[6],[8],[21]	0.50%
Fair Value	[4],[5],[6],[8],[21]	$ 2,987,000
Investment, Identifier [Axis]: Hub International Limited, Senior secured
Spread Above Index	[5],[6],[7],[8],[12]	4.00%
Interest Rate	[5],[6],[8],[9]	9.37%
Principal	[1],[5],[6],[8]	$ 2,993,000
Amortized Cost	[5],[6],[8]	$ 3,006,000
Percentage of Net Assets	[5],[6],[8]	0.40%
Fair Value	[5],[6],[8]	$ 3,001,000
Investment, Identifier [Axis]: Hyland Software, Inc., One stop 1
Spread Above Index	[7],[8],[15]	6.00%
Interest Rate	[8],[9]	11.32%
Principal	[1],[8]	$ 28,688,000
Amortized Cost	[8]	$ 28,260,000
Percentage of Net Assets	[8]	4.30%
Fair Value	[8]	$ 28,258,000
Investment, Identifier [Axis]: Hyland Software, Inc., One stop 2
Spread Above Index	[7],[8],[23]	6.00%
Amortized Cost	[8],[23]	$ (1,000)
Fair Value	[8],[23]	$ (2,000)
Investment, Identifier [Axis]: ICIMS, Inc., One stop debt investments, Due 08/2028
Spread Above Index				7.25%
Interest rate cash				8.50%
Interest rate paid in kind				3.88%
Principal				$ 10,000,000
Amortized Cost				$ 9,802,424
Percentage of Net Assets				2.20%
Fair Value				$ 9,800,000
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: IG Investments Holdings, LLC, One stop 1
Spread Above Index	[7],[12],[13],[15]	6.00%
Interest Rate	[9],[13]	11.45%
Principal	[1],[13]	$ 15,919,000
Amortized Cost	[13]	$ 15,919,000
Percentage of Net Assets	[13]	2.40%
Fair Value	[4],[13]	$ 15,919,000
Investment, Identifier [Axis]: IG Investments Holdings, LLC, One stop 2
Spread Above Index	[7],[12]	6.00%
Interest Rate	[9]	11.47%
Principal	[1]	$ 4,088,000
Amortized Cost		$ 4,088,000
Percentage of Net Assets		0.60%
Fair Value		$ 4,088,000
Investment, Identifier [Axis]: IG Investments Holdings, LLC, One stop debt investments, One, Due 09/2028
Spread Above Index				6.00%
Interest Rate				11.17%
Principal				$ 15,959,391
Amortized Cost				$ 15,959,391
Percentage of Net Assets				3.60%
Fair Value				$ 15,959,391
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: IG Investments Holdings, LLC, One stop debt investments, Two, Due 09/2028
Spread Above Index				6.00%
Interest Rate				11.15%
Principal				$ 4,098,035
Amortized Cost				$ 4,098,035
Percentage of Net Assets				0.90%
Fair Value				$ 4,098,035
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Infinisource, Inc., One stop
Spread Above Index	[7],[13],[24]	4.50%
Interest Rate	[9],[13]	10.09%
Principal	[1],[13]	$ 4,216,000
Amortized Cost	[13]	$ 4,138,000
Percentage of Net Assets	[13]	0.70%
Fair Value	[4],[13]	$ 4,216,000
Investment, Identifier [Axis]: Infinisource, Inc., One stop debt investments, Due 10/2026
Spread Above Index				4.75%
Interest Rate				10.34%
Principal				$ 4,226,458
Amortized Cost				$ 4,143,507
Percentage of Net Assets				0.90%
Fair Value				$ 4,141,929
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Inhance Technologies Holdings LLC, One stop 1
Spread Above Index	[7],[12],[13]	6.00%
Interest Rate	[9],[13]	11.40%
Principal	[1],[13]	$ 9,952,000
Amortized Cost	[13]	$ 9,650,000
Percentage of Net Assets	[13]	1.50%
Fair Value	[4],[13]	$ 9,405,000
Investment, Identifier [Axis]: Inhance Technologies Holdings LLC, One stop 2
Spread Above Index	[7],[8],[12]	6.00%
Interest Rate	[8],[9]	11.40%
Principal	[1],[8]	$ 4,916,000
Amortized Cost	[8]	$ 4,767,000
Percentage of Net Assets	[8]	0.70%
Fair Value	[4],[8]	$ 4,646,000
Investment, Identifier [Axis]: Inhance Technologies Holdings LLC, One stop debt investments, One, Due 07/2024
Spread Above Index				5.50%
Interest Rate				10.68%
Principal				$ 9,958,110
Amortized Cost				$ 9,770,286
Percentage of Net Assets				2.10%
Fair Value				$ 9,559,786
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Inhance Technologies Holdings LLC, One stop debt investments, Two, Due 07/2024
Spread Above Index				5.50%
Interest Rate				10.68%
Principal				$ 4,919,570
Amortized Cost				$ 4,826,781
Percentage of Net Assets				1.10%
Fair Value				$ 4,722,788
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Innophos Holdings, Inc., Senior secured
Spread Above Index	[5],[6],[7],[8],[15]	3.25%
Interest Rate	[5],[6],[8],[9]	8.68%
Principal	[1],[5],[6],[8]	$ 3,438,000
Amortized Cost	[5],[6],[8]	$ 3,444,000
Percentage of Net Assets	[5],[6],[8]	0.50%
Fair Value	[4],[5],[6],[8]	$ 3,427,000
Investment, Identifier [Axis]: Integrated Specialty Coverages, LLC, One stop 1
Spread Above Index	[7],[8],[12],[15],[24]	6.00%
Interest Rate	[8],[9]	11.38%
Principal	[1],[8]	$ 896,000
Amortized Cost	[8]	$ 874,000
Percentage of Net Assets	[8]	0.10%
Fair Value	[5],[8]	$ 873,000
Investment, Identifier [Axis]: Integrated Specialty Coverages, LLC, One stop 2
Spread Above Index	[7],[8],[23]	6.00%
Amortized Cost	[8],[23]	$ (1,000)
Fair Value	[5],[8],[23]	$ (1,000)
Investment, Identifier [Axis]: Integrated Specialty Coverages, LLC, One stop 3
Spread Above Index	[7],[8],[23]	6.00%
Amortized Cost	[8],[23]	$ (3,000)
Fair Value	[5],[8],[23]	$ (3,000)
Investment, Identifier [Axis]: Integrity Marketing Acquisition, LLC, One stop 1
Spread Above Index	[7],[8]	6.50%
Investment, Identifier [Axis]: Integrity Marketing Acquisition, LLC, One stop 2
Spread Above Index	[7],[8],[23]	6.00%
Amortized Cost	[8],[23]	$ (28,000)
Fair Value	[5],[8],[23]	$ (57,000)
Investment, Identifier [Axis]: J.S. Held Holdings, LLC, One stop
Spread Above Index	[7],[8],[12],[13]	5.50%
Interest Rate	[8],[9],[13]	11.04%
Principal	[1],[8],[13]	$ 19,944,000
Amortized Cost	[8],[13]	$ 19,770,000
Percentage of Net Assets	[8],[13]	3.00%
Fair Value	[4],[8],[13]	$ 19,745,000
Investment, Identifier [Axis]: J.S. Held Holdings, LLC, One stop debt investments, Due 07/2025
Spread Above Index				5.50%
Interest Rate				10.89%
Principal				$ 19,996,025
Amortized Cost				$ 19,802,164
Percentage of Net Assets				4.50%
Fair Value				$ 19,796,065
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: JHCC Holdings LLC, One stop
Spread Above Index	[7],[12],[13]	5.25%
Interest Rate	[9],[13]	10.79%
Principal	[1],[13]	$ 9,600,000
Amortized Cost	[13]	$ 9,218,000
Percentage of Net Assets	[13]	1.50%
Fair Value	[4],[13]	$ 9,456,000
Investment, Identifier [Axis]: JHCC Holdings LLC, One stop debt investments, Due 09/2025
Spread Above Index				5.50%
Interest Rate				10.89%
Principal				$ 9,625,000
Amortized Cost				$ 9,200,357
Percentage of Net Assets				2.10%
Fair Value				$ 9,191,875
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Juvare, LLC, One stop
Spread Above Index	[7],[12]	6.25%
Interest Rate	[9]	11.82%
Principal	[1]	$ 5,568,000
Amortized Cost		$ 5,311,000
Percentage of Net Assets		0.80%
Fair Value		$ 5,290,000
Investment, Identifier [Axis]: Juvare, LLC, One stop debt investments, Due 10/2026
Spread Above Index				6.25%
Interest Rate				11.73%
Principal				$ 5,568,300
Amortized Cost				$ 5,459,013
Percentage of Net Assets				1.20%
Fair Value				$ 5,289,885
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: KKR Apple Bidco, LLC, Senior secured
Spread Above Index	[5],[7],[8],[15]	4.00%
Interest Rate	[5],[8],[9]	9.32%
Principal	[1],[5],[8]	$ 2,990,000
Amortized Cost	[5],[8]	$ 2,998,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[4],[5],[8]	$ 2,991,000
Investment, Identifier [Axis]: Kaseya Inc., One stop
Spread Above Index	[7],[12]	6.25%
Interest Rate		9.12%
Interest rate paid in kind		2.50%
Principal	[1]	$ 8,017,000
Amortized Cost		$ 7,864,000
Percentage of Net Assets		1.20%
Fair Value		$ 7,937,000
Investment, Identifier [Axis]: Kaseya Inc., One stop debt investments, Due 06/2029
Spread Above Index				6.25%
Interest rate cash				8.85%
Interest rate paid in kind				2.50%
Principal				$ 8,000,000
Amortized Cost				$ 7,841,666
Percentage of Net Assets				1.80%
Fair Value				$ 7,840,000
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Kenan Advantage Group, Inc., Senior secured
Spread Above Index	[7],[8],[24]	4.18%
Interest Rate	[8],[9]	9.48%
Principal	[1],[8]	$ 2,992,000
Amortized Cost	[8]	$ 2,996,000
Percentage of Net Assets	[8]	0.50%
Fair Value	[8]	$ 2,989,000
Investment, Identifier [Axis]: Kleinfelder Intermediate, LLC, One stop 1
Spread Above Index	[7],[8],[12]	6.25%
Interest Rate	[8],[9]	11.66%
Principal	[1],[8]	$ 1,838,000
Amortized Cost	[8]	$ 1,801,000
Percentage of Net Assets	[8]	0.30%
Fair Value	[4],[8]	$ 1,801,000
Investment, Identifier [Axis]: Kleinfelder Intermediate, LLC, One stop 2
Spread Above Index	[7],[8],[12]	6.25%
Interest Rate	[8],[9]	11.66%
Principal	[1],[8]	$ 31,000
Amortized Cost	[8]	26,000
Fair Value	[4],[8]	$ 26,000
Investment, Identifier [Axis]: Kleinfelder Intermediate, LLC, One stop 3
Spread Above Index	[7],[8],[23]	6.25%
Amortized Cost	[8],[23]	$ (4,000)
Fair Value	[4],[8],[23]	$ (4,000)
Investment, Identifier [Axis]: LeadsOnline, LLC, One stop 1
Spread Above Index	[7],[8],[15]	6.25%
Interest Rate	[8],[9]	11.58%
Principal	[1],[8]	$ 4,463,000
Amortized Cost	[8]	$ 4,353,000
Percentage of Net Assets	[8]	0.70%
Fair Value	[8]	$ 4,351,000
Investment, Identifier [Axis]: LeadsOnline, LLC, One stop 2
Spread Above Index	[7],[8],[15]	6.25%
Interest Rate	[8],[9]	11.58%
Principal	[1],[8]	$ 787,000
Amortized Cost	[8]	$ 768,000
Percentage of Net Assets	[8]	0.10%
Fair Value	[8]	$ 768,000
Investment, Identifier [Axis]: LeadsOnline, LLC, One stop 3
Spread Above Index	[7],[8],[23]	6.25%
Principal	[1],[8],[23]	$ 0
Amortized Cost	[8],[23]	$ (1,000)
Percentage of Net Assets	[8],[23]	0.00%
Fair Value	[4],[8],[23]	$ (1,000)
Investment, Identifier [Axis]: Liminex, Inc., One stop
Spread Above Index	[7],[8]	7.25%
Interest Rate	[8],[9]	12.79%
Principal	[1],[8]	$ 10,679,000
Amortized Cost	[8]	$ 10,531,000
Percentage of Net Assets	[8]	1.60%
Fair Value	[4],[8]	$ 10,679,000
Investment, Identifier [Axis]: Liminex, Inc., One stop debt investments, Due 11/2026
Spread Above Index				7.25%
Interest Rate				12.64%
Principal				$ 10,679,400
Amortized Cost				$ 10,522,140
Percentage of Net Assets				2.40%
Fair Value				$ 10,519,209
Investment, Identifier [Axis]: Louisiana Fish Fry Products, Ltd., One stop
Spread Above Index	[7],[13]	6.25%
Interest Rate	[9],[13]	11.79%
Principal	[1],[13]	$ 8,895,000
Amortized Cost	[13]	$ 8,394,000
Percentage of Net Assets	[13]	1.30%
Fair Value	[4],[13]	$ 8,628,000
Investment, Identifier [Axis]: Louisiana Fish Fry Products, Ltd., One stop debt investments, Due 07/2027
Spread Above Index				6.25%
Interest Rate				11.36%
Principal				$ 8,917,310
Amortized Cost				$ 8,390,405
Percentage of Net Assets				1.90%
Fair Value				$ 8,382,271
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Majesco, One stop
Spread Above Index	[7],[8],[12],[13]	7.38%
Interest Rate	[8],[9],[13]	12.77%
Principal	[1],[8],[13]	$ 21,477,000
Amortized Cost	[8],[13]	$ 21,477,000
Percentage of Net Assets	[8],[13]	3.30%
Fair Value	[4],[8],[13]	$ 21,477,000
Investment, Identifier [Axis]: Majesco, One stop debt investments, Due 09/2027
Spread Above Index				7.38%
Interest Rate				12.62%
Principal				$ 21,532,948
Amortized Cost				$ 21,532,948
Percentage of Net Assets				4.90%
Fair Value				$ 21,532,948
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Marcone Yellowstone Buyer Inc., One stop 1
Spread Above Index	[7],[12],[13]	6.25%
Interest Rate	[9],[13]	11.79%
Principal	[1],[13]	$ 11,730,000
Amortized Cost	[13]	$ 11,173,000
Percentage of Net Assets	[13]	1.70%
Fair Value	[4],[13]	$ 11,026,000
Investment, Identifier [Axis]: Marcone Yellowstone Buyer Inc., One stop 2
Spread Above Index	[7],[12],[13]	6.25%
Interest Rate	[9],[13]	11.79%
Principal	[1],[13]	$ 4,975,000
Amortized Cost	[13]	$ 4,739,000
Percentage of Net Assets	[13]	0.70%
Fair Value	[4],[13]	$ 4,676,000
Investment, Identifier [Axis]: Marcone Yellowstone Buyer Inc., One stop debt investments, One, Due 06/2028
Spread Above Index				6.25%
Interest Rate				11.64%
Principal				$ 11,760,000
Amortized Cost				$ 11,294,964
Percentage of Net Assets				2.50%
Fair Value				$ 11,172,000
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Marcone Yellowstone Buyer Inc., One stop debt investments, Two, Due 06/2028
Spread Above Index				6.25%
Interest Rate				11.64%
Principal				$ 4,987,342
Amortized Cost				$ 4,790,123
Percentage of Net Assets				1.10%
Fair Value				$ 4,737,975
Investment, Identifier [Axis]: Mariner Wealth Advisors, LLC, Senior secured 1
Spread Above Index	[7],[8]	3.25%
Interest Rate	[8],[9]	8.74%
Principal	[1],[8]	$ 2,992,000
Amortized Cost	[8]	$ 2,921,000
Percentage of Net Assets	[8]	0.40%
Fair Value	[4],[8]	$ 2,970,000
Investment, Identifier [Axis]: Mariner Wealth Advisors, LLC, Senior secured 2
Spread Above Index	[7],[8]	4.25%
Interest Rate	[8],[9]	9.65%
Principal	[1],[8]	$ 499,000
Amortized Cost	[8]	$ 494,000
Percentage of Net Assets	[8]	0.10%
Fair Value	[4],[8]	$ 499,000
Investment, Identifier [Axis]: Mediware Information Systems, Inc., Senior secured
Spread Above Index	[7],[8]	3.25%
Interest Rate	[8],[9]	8.68%
Principal	[1],[8]	$ 1,995,000
Amortized Cost	[8]	$ 1,971,000
Percentage of Net Assets	[8]	0.30%
Fair Value	[4],[8]	$ 1,973,000
Investment, Identifier [Axis]: Medline Borrower, LP , Senior secured
Spread Above Index	[6],[7],[8]	3.25%
Interest Rate	[6],[8],[9]	8.68%
Principal	[1],[6],[8]	$ 3,491,000
Amortized Cost	[6],[8]	$ 3,470,000
Percentage of Net Assets	[6],[8]	0.50%
Fair Value	[4],[6],[8]	$ 3,486,000
Investment, Identifier [Axis]: Midwest Veterinary Partners, LLC, Senior secured
Spread Above Index	[7],[8]	4.00%
Interest Rate	[8],[9]	9.43%
Principal	[1],[8]	$ 2,487,000
Amortized Cost	[8]	$ 2,440,000
Percentage of Net Assets	[8]	0.40%
Fair Value	[4],[8]	$ 2,468,000
Investment, Identifier [Axis]: Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (CUSIP 61747C582)
Interest Rate	[9],[27]	5.20%
Money Market Funds, at Carrying Value	[4]	$ 40,090,000
Money Market Funds, Percent Of Net Assets		6.10%
Investment, Identifier [Axis]: NBG Acquisition Corp. and NBG-P Acquisition Corp., One stop
Spread Above Index	[7],[8],[12]	5.25%
Interest Rate	[8],[9]	10.77%
Principal	[1],[8]	$ 15,840,000
Amortized Cost	[8]	$ 15,387,000
Percentage of Net Assets	[8]	2.40%
Fair Value	[8]	$ 15,364,000
Investment, Identifier [Axis]: NBG Acquisition Corp. and NBG-P Acquisition Corp., One stop debt investments, Due 11/2028
Spread Above Index				5.25%
Interest Rate				10.45%
Principal				$ 15,879,664
Amortized Cost				$ 15,408,813
Percentage of Net Assets				3.50%
Fair Value				$ 15,403,274
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: National Express Wash Parent Holdco, LLC, One stop
Spread Above Index	[7],[8],[12],[13],[24]	5.50%
Interest Rate	[8],[9],[13]	10.89%
Principal	[1],[8],[13]	$ 19,886,000
Amortized Cost	[8],[13]	$ 19,123,000
Percentage of Net Assets	[8],[13]	2.90%
Fair Value	[4],[8],[13]	$ 19,090,000
Investment, Identifier [Axis]: National Express Wash Parent Holdco, LLC, One stop debt investments, Due 07/2029
Spread Above Index				5.50%
Interest Rate				10.89%
Principal				$ 19,953,647
Amortized Cost				$ 19,163,734
Percentage of Net Assets				4.30%
Fair Value				$ 19,155,502
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Neo Bidco GMBH, One stop
Spread Above Index	[6],[7],[8],[11],[14],[16],[18]	6.00%
Interest Rate	[6],[8],[9],[11],[14],[18]	9.95%
Principal	[1],[6],[8],[11],[14],[18]	$ 172,000
Amortized Cost	[6],[8],[11],[14],[18]	$ 176,000
Percentage of Net Assets	[6],[8],[11],[14],[18]	0.00%
Fair Value	[4],[6],[8],[11],[14],[18]	$ 172,000
Investment, Identifier [Axis]: Neo Bidco GMBH, One stop debt investments, Due 07/2028
Spread Above Index				3.50%
Interest Rate				6.56%
Principal				$ 177,904
Amortized Cost				174,479
Fair Value				$ 176,125
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Neptune Holdings, Inc., One stop 1
Spread Above Index	[7],[8]	6.00%
Interest Rate	[8],[9]	11.50%
Principal	[1],[8]	$ 5,646,000
Amortized Cost	[8]	$ 5,562,000
Percentage of Net Assets	[8]	0.90%
Fair Value	[4],[8]	$ 5,575,000
Investment, Identifier [Axis]: Neptune Holdings, Inc., One stop 2
Spread Above Index	[7],[8]	6.00%
Amortized Cost	[8]	$ (1,000)
Fair Value	[4],[8]	$ (1,000)
Investment, Identifier [Axis]: Net Health Acquisition Corp., One stop
Spread Above Index	[7],[15]	5.75%
Interest Rate	[9]	11.17%
Principal	[1]	$ 9,949,000
Amortized Cost		$ 9,770,000
Percentage of Net Assets		1.50%
Fair Value		$ 9,750,000
Investment, Identifier [Axis]: Net Health Acquisition Corp., One stop debt investments, Due 12/2025
Spread Above Index				5.75%
Interest Rate				10.95%
Principal				$ 9,974,490
Amortized Cost				$ 9,877,225
Percentage of Net Assets				2.20%
Fair Value				$ 9,775,000
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Netwrix Corporation, One stop
Spread Above Index	[7],[12],[13],[24]	5.00%
Interest Rate	[9],[13]	10.37%
Principal	[1],[13]	$ 8,798,000
Amortized Cost	[13]	$ 8,630,000
Percentage of Net Assets	[13]	1.30%
Fair Value	[4],[13]	$ 8,622,000
Investment, Identifier [Axis]: Netwrix Corporation, One stop debt investments, Due 06/2029
Spread Above Index				5.00%
Interest Rate				10.30%
Principal				$ 8,820,146
Amortized Cost				$ 8,732,869
Percentage of Net Assets				1.90%
Fair Value				$ 8,643,743
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: New Look (Delaware) Corporation and NL1 AcquireCo, Inc., One stop
Spread Above Index	[6],[7],[8],[18],[25],[28]	5.50%
Interest Rate	[6],[8],[9],[18],[25]	11.01%
Principal	[1],[6],[8],[18],[25]	$ 10,989,000
Amortized Cost	[6],[8],[18],[25]	$ 10,740,000
Percentage of Net Assets	[6],[8],[18],[25]	1.60%
Fair Value	[4],[6],[8],[18],[25]	$ 10,440,000
Investment, Identifier [Axis]: New Look (Delaware) Corporation and NL1 AcquireCo, Inc., One stop debt investments, Due 05/2028
Spread Above Index				5.50%
Interest Rate				10.88%
Principal				$ 11,291,904
Amortized Cost				$ 10,742,144
Percentage of Net Assets				2.40%
Fair Value				$ 10,727,309
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: OEConnection, LLC, Senior secured
Spread Above Index	[5],[7],[8],[15]	4.00%
Interest Rate	[5],[8],[9]	9.42%
Principal	[1],[5],[8]	$ 1,444,000
Amortized Cost	[5],[8]	$ 1,438,000
Percentage of Net Assets	[5],[8]	0.20%
Fair Value	[4],[5],[8]	$ 1,442,000
Investment, Identifier [Axis]: OneDigital Borrower, LLC, Senior secured
Spread Above Index	[7],[8],[15]	4.25%
Interest Rate	[8],[9]	9.67%
Principal	[1],[8]	$ 2,992,000
Amortized Cost	[8]	$ 2,980,000
Percentage of Net Assets	[8]	0.50%
Fair Value	[4],[8]	$ 2,994,000
Investment, Identifier [Axis]: PAS Parent Inc., One stop
Spread Above Index	[7],[8],[13],[15]	5.25%
Interest Rate	[8],[9],[13]	10.68%
Principal	[1],[8],[13]	$ 19,849,000
Amortized Cost	[8],[13]	$ 19,470,000
Percentage of Net Assets	[8],[13]	3.00%
Fair Value	[4],[8],[13]	$ 19,452,000
Investment, Identifier [Axis]: PAS Parent Inc., One stop debt investments, Due 12/2028
Spread Above Index				5.25%
Interest Rate				10.47%
Principal				$ 19,899,289
Amortized Cost				$ 19,505,810
Percentage of Net Assets				4.40%
Fair Value				$ 19,501,303
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: PDI TA Holdings, Inc., One stop
Spread Above Index	[7],[12],[13]	4.50%
Interest Rate	[9],[13]	9.98%
Principal	[1],[13]	$ 13,893,000
Amortized Cost	[13]	$ 13,893,000
Percentage of Net Assets	[13]	2.10%
Fair Value	[4],[13]	$ 13,893,000
Investment, Identifier [Axis]: PDI TA Holdings, Inc., One stop debt investments, Due 10/2024
Spread Above Index				4.50%
Interest Rate				9.75%
Principal				$ 13,964,194
Amortized Cost				$ 13,964,194
Percentage of Net Assets				3.20%
Fair Value				$ 13,964,194
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: PGA Holdings, Inc., Senior secured
Spread Above Index	[7],[8],[12]	3.50%
Interest Rate	[8],[9]	9.18%
Principal	[1],[8]	$ 2,992,000
Amortized Cost	[8]	$ 2,929,000
Percentage of Net Assets	[8]	0.40%
Fair Value	[8]	$ 2,886,000
Investment, Identifier [Axis]: PPV Intermediate Holdings, LLC, One stop
Spread Above Index	[7],[12],[13]	5.75%
Interest Rate	[9],[13]	11.17%
Principal	[1],[13]	$ 5,000,000
Amortized Cost	[13]	$ 4,904,000
Percentage of Net Assets	[13]	0.80%
Fair Value	[4],[13]	$ 4,925,000
Investment, Identifier [Axis]: PPV Intermediate Holdings, LLC, One stop debt investments, Due 08/2029
Spread Above Index				5.75%
Interest Rate				10.93%
Principal				$ 5,000,000
Amortized Cost				$ 4,901,011
Percentage of Net Assets				1.10%
Fair Value				$ 4,900,000
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Panzura, LLC, LLC units
Principal (in shares)	[1],[8]	1
Amortized Cost	[8]	$ 4,000
Percentage of Net Assets	[8]	0.00%
Fair Value	[4],[8]	$ 4,000
Investment, Identifier [Axis]: Panzura, LLC, One stop
Interest rate cash		2.00%
Interest rate paid in kind		13.00%
Principal	[1],[8],[14]	$ 50,000
Amortized Cost	[8],[14]	$ 44,000
Percentage of Net Assets	[8],[14]	0.00%
Fair Value	[4],[8],[14]	$ 44,000
Investment, Identifier [Axis]: Pegasus BidCo, Senior secured
Spread Above Index	[5],[6],[7],[8],[29]	4.25%
Interest Rate	[5],[6],[8],[9],[29]	9.61%
Principal	[1],[5],[6],[8],[29]	$ 3,491,000
Amortized Cost	[5],[6],[8],[29]	$ 3,503,000
Percentage of Net Assets	[5],[6],[8],[29]	0.60%
Fair Value	[4],[5],[6],[8],[29]	$ 3,498,000
Investment, Identifier [Axis]: Personify, Inc., One stop
Spread Above Index	[7],[12],[13]	5.25%
Interest Rate	[9],[13]	10.64%
Principal	[1],[13]	$ 8,636,000
Amortized Cost	[13]	$ 8,636,000
Percentage of Net Assets	[13]	1.30%
Fair Value	[4],[13]	$ 8,636,000
Investment, Identifier [Axis]: Personify, Inc., One stop debt investments, Due 09/2024
Spread Above Index				5.25%
Interest Rate				10.49%
Principal				$ 8,980,002
Amortized Cost				$ 8,980,002
Percentage of Net Assets				2.00%
Fair Value				$ 8,980,002
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Pharmerica, Senior secured
Spread Above Index	[7],[8]	3.25%
Interest Rate	[8],[9]	8.68%
Principal	[1],[8]	$ 2,992,000
Amortized Cost	[8]	$ 2,975,000
Percentage of Net Assets	[8]	0.40%
Fair Value	[4],[8]	$ 2,977,000
Investment, Identifier [Axis]: Pike Corporation, Senior secured
Spread Above Index	[5],[6],[7],[8]	3.50%
Interest Rate	[5],[6],[8],[9]	8.82%
Principal	[1],[5],[6],[8]	$ 1,995,000
Amortized Cost	[5],[6],[8]	$ 2,000,000
Percentage of Net Assets	[5],[6],[8]	0.30%
Fair Value	[4],[5],[6],[8]	$ 2,000,000
Investment, Identifier [Axis]: Pinnacle Treatment Centers, Inc., One stop
Spread Above Index	[7],[8],[12],[13]	6.75%
Interest Rate	[8],[9],[13]	12.32%
Principal	[1],[8],[13]	$ 19,893,000
Amortized Cost	[8],[13]	$ 19,893,000
Percentage of Net Assets	[8],[13]	3.00%
Fair Value	[5],[8],[13]	$ 19,893,000
Investment, Identifier [Axis]: Pinnacle Treatment Centers, Inc., One stop debt investments, Due 01/2026
Spread Above Index				6.75%
Interest Rate				12.16%
Principal				$ 19,946,524
Amortized Cost				$ 19,946,524
Percentage of Net Assets				4.50%
Fair Value				$ 19,946,524
Investment, Identifier [Axis]: Pluralsight, LLC, One stop
Spread Above Index	[7],[8],[12]	8.00%
Interest Rate	[8],[9]	13.45%
Principal	[1],[8]	$ 10,000,000
Amortized Cost	[8]	$ 10,000,000
Percentage of Net Assets	[8]	1.50%
Fair Value	[4],[8]	$ 9,900,000
Investment, Identifier [Axis]: Pluralsight, LLC, One stop debt investments, Due 04/2027
Spread Above Index				8.00%
Interest Rate				13.04%
Principal				$ 10,000,000
Amortized Cost				$ 9,901,221
Percentage of Net Assets				2.30%
Fair Value				$ 10,000,000
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Project Power Buyer, LLC, One stop
Spread Above Index	[7],[12],[13]	7.00%
Interest Rate	[9],[13]	12.39%
Principal	[1],[13]	$ 14,886,000
Amortized Cost	[13]	$ 14,886,000
Percentage of Net Assets	[13]	2.30%
Fair Value	[4],[13]	$ 14,886,000
Investment, Identifier [Axis]: Project Power Buyer, LLC, One stop debt investments, Due 05/2026
Spread Above Index				7.00%
Interest Rate				12.24%
Principal				$ 14,923,708
Amortized Cost				$ 14,704,660
Percentage of Net Assets				3.40%
Fair Value				$ 14,923,708
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Provenance Buyer LLC, One stop 1
Spread Above Index	[7],[13]	5.00%
Interest Rate	[9],[13]	10.42%
Principal	[1],[13]	$ 7,560,000
Amortized Cost	[13]	$ 7,560,000
Percentage of Net Assets	[13]	1.20%
Fair Value	[4],[13]	$ 7,560,000
Investment, Identifier [Axis]: Provenance Buyer LLC, One stop 2
Spread Above Index	[7],[13]	5.00%
Interest Rate	[9],[13]	10.42%
Principal	[1],[13]	$ 3,876,000
Amortized Cost	[13]	$ 3,876,000
Percentage of Net Assets	[13]	0.60%
Fair Value	[4],[13]	$ 3,876,000
Investment, Identifier [Axis]: Provenance Buyer LLC, One stop debt investments, One, Due 06/2027
Spread Above Index				5.00%
Interest Rate				10.20%
Principal				$ 7,579,454
Amortized Cost				$ 7,579,454
Percentage of Net Assets				1.70%
Fair Value				$ 7,579,454
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Provenance Buyer LLC, One stop debt investments, Two, Due 06/2027
Spread Above Index				5.00%
Interest Rate				10.20%
Principal				$ 3,886,359
Amortized Cost				$ 3,886,359
Percentage of Net Assets				0.90%
Fair Value				$ 3,886,359
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: QAD, Inc., One stop
Spread Above Index	[7],[13],[15]	5.38%
Interest Rate	[9],[13]	10.69%
Principal	[1],[13]	$ 9,949,000
Amortized Cost	[13]	$ 9,949,000
Percentage of Net Assets	[13]	1.50%
Fair Value	[4],[13]	$ 9,949,000
Investment, Identifier [Axis]: QAD, Inc., One stop debt investments, Due 11/2027
Spread Above Index				5.38%
Interest Rate				10.48%
Principal				$ 9,974,747
Amortized Cost				$ 9,974,747
Percentage of Net Assets				2.30%
Fair Value				$ 9,974,747
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Qgenda Intermediate Holdings, LLC, One stop 1
Spread Above Index	[7],[8],[13]	5.00%
Interest Rate	[8],[9],[13]	10.49%
Principal	[1],[8],[13]	$ 17,492,000
Amortized Cost	[8],[13]	$ 17,186,000
Percentage of Net Assets	[8],[13]	2.60%
Fair Value	[4],[8],[13]	$ 17,142,000
Investment, Identifier [Axis]: Qgenda Intermediate Holdings, LLC, One stop 2
Spread Above Index	[7],[8]	5.00%
Interest Rate	[8],[9]	10.49%
Principal	[1],[8]	$ 2,984,000
Amortized Cost	[8]	$ 2,932,000
Percentage of Net Assets	[8]	0.40%
Fair Value	[4],[8]	$ 2,925,000
Investment, Identifier [Axis]: Qgenda Intermediate Holdings, LLC, One stop debt investments, One, Due 06/2025
Spread Above Index				5.00%
Interest Rate				10.34%
Principal				$ 17,536,849
Amortized Cost				$ 17,196,868
Percentage of Net Assets				3.90%
Fair Value				$ 17,186,112
Investment, Identifier [Axis]: Qgenda Intermediate Holdings, LLC, One stop debt investments, Two, Due 06/2025
Spread Above Index				5.00%
Interest Rate				10.34%
Principal				$ 2,992,248
Amortized Cost				$ 2,934,238
Percentage of Net Assets				0.60%
Fair Value				$ 2,932,403
Investment, Type [Extensible Enumeration]				us-gaap:SeniorDebtObligationsMember
Investment, Identifier [Axis]: RW AM Holdco LLC, One stop
Spread Above Index	[7],[13]	5.25%
Interest Rate	[9],[13]	10.82%
Principal	[1],[13]	$ 11,390,000
Amortized Cost	[13]	$ 10,958,000
Percentage of Net Assets	[13]	1.70%
Fair Value	[4],[13]	$ 11,048,000
Investment, Identifier [Axis]: RW AM Holdco LLC, One stop debt investments, Due 04/2028
Spread Above Index				5.25%
Interest Rate				10.21%
Principal				$ 11,418,439
Amortized Cost				$ 10,854,903
Percentage of Net Assets				2.50%
Fair Value				$ 10,961,702
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Radwell Parent, LLC, One stop
Spread Above Index	[7],[12],[13]	6.53%
Interest Rate	[9],[13]	12.02%
Principal	[1],[13]	$ 15,919,000
Amortized Cost	[13]	$ 15,919,000
Percentage of Net Assets	[13]	2.40%
Fair Value	[4],[13]	$ 15,919,000
Investment, Identifier [Axis]: Radwell Parent, LLC, One stop debt investments, Due 03/2029
Spread Above Index				6.53%
Interest Rate				11.87%
Principal				$ 15,959,698
Amortized Cost				$ 15,714,688
Percentage of Net Assets				3.60%
Fair Value				$ 15,959,698
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Reynolds Group Holdings, Senior secured
Spread Above Index	[5],[6],[7],[8]	3.25%
Interest Rate	[5],[6],[8],[9]	8.68%
Principal	[1],[5],[6],[8]	$ 3,492,000
Amortized Cost	[5],[6],[8]	$ 3,498,000
Percentage of Net Assets	[5],[6],[8]	0.50%
Fair Value	[4],[5],[6],[8]	$ 3,492,000
Investment, Identifier [Axis]: S2P Acquisition Borrower, Inc., Senior secured
Spread Above Index	[5],[7],[8],[15]	4.00%
Interest Rate	[5],[8],[9]	9.42%
Principal	[1],[5],[8]	$ 3,491,000
Amortized Cost	[5],[8]	$ 3,497,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[4],[5],[8]	$ 3,491,000
Investment, Identifier [Axis]: SSRG Holdings, LLC, One stop
Spread Above Index	[7],[8],[12],[13]	4.75%
Interest Rate	[8],[9],[13]	10.29%
Principal	[1],[8],[13]	$ 23,099,000
Amortized Cost	[8],[13]	$ 23,099,000
Percentage of Net Assets	[8],[13]	3.50%
Fair Value	[5],[8],[13]	$ 23,099,000
Investment, Identifier [Axis]: SSRG Holdings, LLC, One stop debt investments, Due 11/2025
Spread Above Index				4.75%
Interest Rate				10.14%
Principal				$ 23,158,697
Amortized Cost				$ 22,933,022
Percentage of Net Assets				5.20%
Fair Value				$ 23,158,697
Investment, Identifier [Axis]: SailPoint Technologies Holdings, Inc., One stop
Spread Above Index	[7],[8],[15]	6.25%
Interest Rate	[8],[9]	11.58%
Principal	[1],[8]	$ 10,000,000
Amortized Cost	[8]	$ 9,904,000
Percentage of Net Assets	[8]	1.50%
Fair Value	[4],[8]	$ 9,900,000
Investment, Identifier [Axis]: SailPoint Technologies Holdings, Inc., One stop debt investments, Due 08/2029
Spread Above Index				6.25%
Interest Rate				11.35%
Principal				$ 10,000,000
Amortized Cost				$ 9,901,017
Percentage of Net Assets				2.20%
Fair Value				$ 9,900,000
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Sapphire Bidco Oy, One stop
Spread Above Index	[6],[7],[8],[17],[18],[30]	5.75%
Interest Rate	[6],[8],[9],[18],[30]	9.41%
Principal	[1],[6],[8],[18],[30]	$ 13,747,000
Amortized Cost	[6],[8],[18],[30]	$ 14,051,000
Percentage of Net Assets	[6],[8],[18],[30]	2.10%
Fair Value	[4],[6],[8],[18],[30]	$ 13,747,000
Investment, Identifier [Axis]: Sapphire Bidco Oy, One stop debt investments, Due 04/2029
Spread Above Index				6.00%
Interest Rate				9.08%
Principal				$ 14,184,300
Amortized Cost				$ 14,052,201
Percentage of Net Assets				3.20%
Fair Value				$ 14,042,457
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Saturn Borrower Inc., One stop
Spread Above Index	[7],[12],[13],[14]	6.50%
Interest Rate	[9],[13],[14]	12.04%
Principal	[1],[13],[14]	$ 8,317,000
Amortized Cost	[13],[14]	$ 7,857,000
Percentage of Net Assets	[13],[14]	1.20%
Fair Value	[4],[13],[14]	$ 7,985,000
Investment, Identifier [Axis]: Saturn Borrower Inc., One stop debt investments, Due 09/2026
Spread Above Index				7.25%
Interest rate cash				11.89%
Interest rate paid in kind				0.75%
Principal				$ 8,331,289
Amortized Cost				$ 7,838,993
Percentage of Net Assets				1.80%
Fair Value				$ 7,831,412
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Scientific Games Holdings LP, Senior secured
Spread Above Index	[5],[7],[12],[13]	3.50%
Interest Rate	[5],[9],[13]	8.77%
Principal	[1],[5],[13]	$ 2,992,000
Amortized Cost	[5],[13]	$ 2,966,000
Percentage of Net Assets	[5],[13]	0.50%
Fair Value	[5],[13]	$ 2,979,000
Investment, Identifier [Axis]: Southern Veterinary Partners, LLC, Senior secured
Spread Above Index	[5],[7],[8],[15]	4.00%
Interest Rate	[5],[8],[9]	9.43%
Principal	[1],[5],[8]	$ 3,491,000
Amortized Cost	[5],[8]	$ 3,454,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[4],[5],[8]	$ 3,474,000
Investment, Identifier [Axis]: Stratose Intermediate Holdings II, LLC, Senior secured
Spread Above Index	[7],[8]	3.50%
Interest Rate	[8],[9]	8.93%
Principal	[1],[8]	$ 3,491,000
Amortized Cost	[8]	$ 3,499,000
Percentage of Net Assets	[8]	0.50%
Fair Value	[4],[8]	$ 3,496,000
Investment, Identifier [Axis]: TWAS Holdings, LLC, One stop
Spread Above Index	[7],[8],[13],[15]	6.75%
Interest Rate	[8],[9],[13]	12.17%
Principal	[1],[8],[13]	$ 23,182,000
Amortized Cost	[8],[13]	$ 22,752,000
Percentage of Net Assets	[8],[13]	3.50%
Fair Value	[4],[8],[13]	$ 22,951,000
Investment, Identifier [Axis]: TWAS Holdings, LLC, One stop debt investments, Due 12/2029
Spread Above Index				6.25%
Interest Rate				11.45%
Principal				$ 23,241,984
Amortized Cost				$ 22,785,362
Percentage of Net Assets				5.10%
Fair Value				$ 22,777,144
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Tebra Technologies, Inc., One stop
Spread Above Index	[7],[8],[14]	8.00%
Interest rate cash		9.92%
Interest rate paid in kind		3.50%
Principal	[1],[8],[14]	$ 10,441,000
Amortized Cost	[8],[14]	$ 10,463,000
Percentage of Net Assets	[8],[14]	1.60%
Fair Value	[4],[8],[14]	$ 10,493,000
Investment, Identifier [Axis]: Tebra Technologies, Inc., One stop debt investments, Due 06/2025
Spread Above Index				8.00%
Interest rate cash				9.70%
Interest rate paid in kind				3.50%
Principal				$ 10,348,640
Amortized Cost				$ 10,373,645
Percentage of Net Assets				2.30%
Fair Value				$ 10,374,511
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Technimark, LLC, Senior secured
Spread Above Index	[5],[7],[8]	3.75%
Interest Rate	[5],[8],[9]	9.18%
Principal	[1],[5],[8]	$ 2,992,000
Amortized Cost	[5],[8]	$ 2,956,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[4],[5],[8]	$ 2,964,000
Investment, Identifier [Axis]: Telesoft Holdings LLC, One stop
Spread Above Index	[7],[13],[15]	5.75%
Interest Rate	[9],[13]	11.17%
Principal	[1],[13]	$ 5,746,000
Amortized Cost	[13]	$ 5,669,000
Percentage of Net Assets	[13]	0.90%
Fair Value	[4],[13]	$ 5,660,000
Investment, Identifier [Axis]: Telesoft Holdings LLC, One stop debt investments, Due 12/2025
Spread Above Index				5.75%
Interest Rate				10.95%
Principal				$ 5,761,244
Amortized Cost				$ 5,712,933
Percentage of Net Assets				1.30%
Fair Value				$ 5,674,825
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: The Dun & Bradstreet Corporation, Senior secured
Spread Above Index	[6],[7],[8]	3.00%
Interest Rate	[6],[8],[9]	8.32%
Principal	[1],[6],[8]	$ 3,182,000
Amortized Cost	[6],[8]	$ 3,198,000
Percentage of Net Assets	[6],[8]	0.50%
Fair Value	[4],[6],[8]	$ 3,181,000
Investment, Identifier [Axis]: Togetherwork Holdings, LLC, One stop
Spread Above Index	[7],[13],[15]	6.00%
Interest Rate	[9],[13]	11.42%
Principal	[1],[13]	$ 5,000,000
Amortized Cost	[13]	$ 4,947,000
Percentage of Net Assets	[13]	0.80%
Fair Value	[4],[13]	$ 5,000,000
Investment, Identifier [Axis]: Togetherwork Holdings, LLC, One stop debt investments, Due 03/2025
Spread Above Index				6.25%
Interest Rate				11.45%
Principal				$ 5,000,000
Amortized Cost				$ 5,000,000
Percentage of Net Assets				1.10%
Fair Value				$ 4,937,500
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Transdigm Inc., Senior secured
Spread Above Index	[5],[6],[7],[8],[12]	3.25%
Interest Rate	[5],[6],[8],[9]	8.64%
Principal	[1],[5],[6],[8]	$ 1,437,000
Amortized Cost	[5],[6],[8]	$ 1,439,000
Percentage of Net Assets	[5],[6],[8]	0.20%
Fair Value	[4],[5],[6],[8]	$ 1,439,000
Investment, Identifier [Axis]: Triple Lift, Inc., One stop 1
Spread Above Index	[7],[12],[13]	5.75%
Interest Rate	[9],[13]	11.30%
Principal	[1],[13]	$ 8,862,000
Amortized Cost	[13]	$ 8,526,000
Percentage of Net Assets	[13]	1.30%
Fair Value	[4],[13]	$ 8,508,000
Investment, Identifier [Axis]: Triple Lift, Inc., One stop 2
Spread Above Index	[7],[12],[13]	5.75%
Interest Rate	[9],[13]	11.30%
Principal	[1],[13]	$ 2,600,000
Amortized Cost	[13]	$ 2,501,000
Percentage of Net Assets	[13]	0.40%
Fair Value	[4],[13]	$ 2,495,000
Investment, Identifier [Axis]: Triple Lift, Inc., One stop debt investments, One, Due 05/2028
Spread Above Index				5.50%
Interest Rate				10.68%
Principal				$ 8,884,873
Amortized Cost				$ 8,619,824
Percentage of Net Assets				1.90%
Fair Value				$ 8,529,478
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Triple Lift, Inc., One stop debt investments, Two, Due 05/2028
Spread Above Index				5.50%
Interest Rate				10.23%
Principal				$ 2,606,048
Amortized Cost				$ 2,528,306
Percentage of Net Assets				0.60%
Fair Value				$ 2,501,806
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Tropical Smoothie Cafe Holdings, LLC, One stop
Spread Above Index	[7],[8],[12],[13]	4.75%
Interest Rate	[8],[9],[13]	10.27%
Principal	[1],[8],[13]	$ 19,466,000
Amortized Cost	[8],[13]	$ 19,466,000
Percentage of Net Assets	[8],[13]	3.00%
Fair Value	[5],[8],[13]	$ 19,466,000
Investment, Identifier [Axis]: Tropical Smoothie Cafe Holdings, LLC, One stop debt investments, Due 09/2026
Spread Above Index				4.75%
Interest Rate				9.95%
Principal				$ 19,800,000
Amortized Cost				$ 19,800,000
Percentage of Net Assets				4.50%
Fair Value				$ 19,800,000
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: U.S. Silica Company, Senior secured
Spread Above Index	[5],[6],[7],[8]	4.75%
Interest Rate	[5],[6],[8],[9]	10.17%
Principal	[1],[5],[6],[8]	$ 2,911,000
Amortized Cost	[5],[6],[8]	$ 2,901,000
Percentage of Net Assets	[5],[6],[8]	0.40%
Fair Value	[4],[5],[6],[8]	$ 2,921,000
Investment, Identifier [Axis]: UKG Inc., Senior secured
Spread Above Index	[5],[7],[8],[12]	3.25%
Interest Rate	[5],[8],[9]	8.62%
Principal	[1],[5],[8]	$ 3,312,000
Amortized Cost	[5],[8]	$ 3,273,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[4],[5],[8]	$ 3,307,000
Investment, Identifier [Axis]: VSG Acquisition Corp. and Sherrill, Inc., One stop
Spread Above Index	[7],[8],[13],[24]	5.50%
Interest Rate	[8],[9],[13]	11.40%
Principal	[1],[8],[13]	$ 24,623,000
Amortized Cost	[8],[13]	$ 24,157,000
Percentage of Net Assets	[8],[13]	3.60%
Fair Value	[4],[8],[13]	$ 23,638,000
Investment, Identifier [Axis]: VSG Acquisition Corp. and Sherrill, Inc., One stop debt investments, Due 04/2028
Spread Above Index				5.50%
Interest Rate				11.26%
Principal				$ 24,685,389
Amortized Cost				$ 24,196,164
Percentage of Net Assets				5.50%
Fair Value				$ 24,191,681
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Verscend Holding Corp., Senior secured
Spread Above Index	[5],[7],[8],[15]	4.00%
Interest Rate	[5],[8],[9]	9.43%
Principal	[1],[5],[8]	$ 2,992,000
Amortized Cost	[5],[8]	$ 2,999,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[5],[8]	$ 2,997,000
Investment, Identifier [Axis]: W.R. Grace & Co, Senior secured
Spread Above Index	[5],[6],[7],[8],[12]	3.75%
Interest Rate	[5],[6],[8],[9]	9.40%
Principal	[1],[5],[6],[8]	$ 530,000
Amortized Cost	[5],[6],[8]	$ 530,000
Percentage of Net Assets	[5],[6],[8]	0.10%
Fair Value	[4],[5],[6],[8]	$ 527,000
Investment, Identifier [Axis]: WP Deluxe Merger Sub, Senior secured
Spread Above Index	[5],[7],[8]	3.50%
Interest Rate	[5],[8],[9]	9.15%
Principal	[1],[5],[8]	$ 3,491,000
Amortized Cost	[5],[8]	$ 3,457,000
Percentage of Net Assets	[5],[8]	0.50%
Fair Value	[4],[5],[8]	$ 3,477,000
Investment, Identifier [Axis]: WPEngine, Inc., One stop 1
Spread Above Index	[7],[8],[24]	6.50%
Interest Rate	[8],[9]	11.92%
Principal	[1],[8]	$ 953,000
Amortized Cost	[8]	$ 934,000
Percentage of Net Assets	[8]	0.10%
Fair Value	[4],[8]	$ 938,000
Investment, Identifier [Axis]: WPEngine, Inc., One stop 2
Spread Above Index	[7],[8],[23]	6.50%
Amortized Cost	[8],[23]	$ (1,000)
Fair Value	[4],[8],[23]	$ (1,000)
Investment, Identifier [Axis]: WU Holdco, Inc., One stop 1
Spread Above Index	[7],[12],[13]	5.50%
Interest Rate	[9],[13]	11.04%
Principal	[1],[13]	$ 4,054,000
Amortized Cost	[13]	$ 3,870,000
Percentage of Net Assets	[13]	0.60%
Fair Value	[5],[13]	$ 3,932,000
Investment, Identifier [Axis]: WU Holdco, Inc., One stop 2
Spread Above Index	[7],[12],[13]	5.50%
Interest Rate	[9],[13]	11.04%
Principal	[1],[13]	$ 2,069,000
Amortized Cost	[13]	$ 1,975,000
Percentage of Net Assets	[13]	0.30%
Fair Value	[5],[13]	$ 2,007,000
Investment, Identifier [Axis]: WU Holdco, Inc., One stop debt investments, One, Due 03/2026
Spread Above Index				5.50%
Interest Rate				10.89%
Principal				$ 4,064,379
Amortized Cost				$ 3,904,367
Percentage of Net Assets				0.90%
Fair Value				$ 3,861,160
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: WU Holdco, Inc., One stop debt investments, Two, Due 03/2026
Spread Above Index				5.50%
Interest Rate				10.89%
Principal				$ 2,074,078
Amortized Cost				$ 1,992,423
Percentage of Net Assets				0.40%
Fair Value				$ 1,970,374
Investment, Identifier [Axis]: Winebow Holdings, Inc., One stop
Spread Above Index	[7],[8],[13],[15]	6.25%
Interest Rate	[8],[9],[13]	11.67%
Principal	[1],[8],[13]	$ 17,770,000
Amortized Cost	[8],[13]	$ 17,770,000
Percentage of Net Assets	[8],[13]	2.70%
Fair Value	[4],[8],[13]	$ 17,414,000
Investment, Identifier [Axis]: Winebow Holdings, Inc., One stop debt investments, Due 07/2025
Spread Above Index				6.25%
Interest Rate				11.45%
Principal				$ 17,814,555
Amortized Cost				$ 17,641,843
Percentage of Net Assets				4.00%
Fair Value				$ 17,814,555
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: Wireco Worldgroup Inc., Senior secured
Spread Above Index	[7],[8],[15]	4.25%
Interest Rate	[8],[9]	9.70%
Principal	[1],[8]	$ 2,873,000
Amortized Cost	[8]	$ 2,880,000
Percentage of Net Assets	[8]	0.40%
Fair Value	[4],[8]	$ 2,875,000
Investment, Identifier [Axis]: Workforce Software, LLC, One stop
Spread Above Index	[7],[8],[12],[14]	7.25%
Interest rate cash		9.82%
Interest rate paid in kind		3.00%
Principal	[1],[8],[14]	$ 9,145,000
Amortized Cost	[8],[14]	$ 8,986,000
Percentage of Net Assets	[8],[14]	1.40%
Fair Value	[4],[8],[14]	$ 9,054,000
Investment, Identifier [Axis]: Workforce Software, LLC, One stop debt investments, Due 07/2025
Spread Above Index				7.25%
Interest rate cash				9.66%
Interest rate paid in kind				3.00%
Principal				$ 9,075,823
Amortized Cost				$ 8,899,632
Percentage of Net Assets				2.00%
Fair Value				$ 8,894,306
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember
Investment, Identifier [Axis]: YE Brands Holding, LLC, One stop 1
Spread Above Index	[7],[8],[15]	5.75%
Interest Rate	[8],[9]	11.18%
Principal	[1],[8]	$ 6,396,000
Amortized Cost	[8]	$ 6,333,000
Percentage of Net Assets	[8]	1.00%
Fair Value	[5],[8]	$ 6,332,000
Investment, Identifier [Axis]: YE Brands Holding, LLC, One stop 2
Spread Above Index	[7],[8],[23]	5.50%
Fair Value	[5],[8],[23]	$ (1,000)
Investment, Identifier [Axis]: Zendesk, Inc., One stop
Spread Above Index	[7],[8],[12],[14]	6.75%
Interest rate cash		8.90%
Interest rate paid in kind		3.25%
Principal	[1],[8],[14]	$ 10,176,000
Amortized Cost	[8],[14]	$ 10,176,000
Percentage of Net Assets	[8],[14]	1.60%
Fair Value	[4],[8],[14]	$ 10,176,000
Investment, Identifier [Axis]: Zendesk, Inc., One stop debt investments, Due 11/2028
Spread Above Index				7.00%
Interest rate cash				8.75%
Interest rate paid in kind				3.50%
Principal				$ 10,087,500
Amortized Cost				$ 10,087,500
Percentage of Net Assets				2.30%
Fair Value				$ 10,087,500
Investment, Type [Extensible Enumeration]				gcred:OneStopDebtSecuritiesMember

[1]	The total principal amount is presented for debt investments while the number of shares or units owned is presented for equity investments.
[2]	Equity investments are non-income producing securities, unless otherwise noted.
[3]	Ownership of certain equity investments occurs through a holding company or partnership.
[4]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 5. Fair Value Measurements.
[5]	The fair value of this investment was valued using Level 2 inputs. See Note 5. Fair Value Measurements.
[6]	The investment is treated as a non-qualifying asset under Section 55(a) of the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the Company cannot acquire any non-qualifying asset unless, at the time the acquisition is made, qualifying assets represent at least 70% of the Company’s total assets. As of September 30, 2023, total non-qualifying assets at fair value represented 16.0% of the Company’s total assets calculated in accordance with the 1940 Act.
[7]	The majority of the investments bear interest at a rate that is permitted to be determined by reference to the Secured Overnight Financing Rate (“SOFR” or “SF”), Euro Interbank Offered Rate (“EURIBOR” or “E”), Canadian Bankers Acceptance Rate (“CDOR” or “C”), Australian Interbank Rate (“AUD” or “A”), Sterling Overnight Index Average (“SONIA” or “SN”) or the London Interbank Offered Rate (“LIBOR” or “L”) denominated in U.S. dollars which reset daily, monthly, quarterly, semiannually or annually. For each, the Company has provided the spread over the applicable index and the weighted average current interest rate in effect as of September 30, 2023. Certain investments are subject to an interest rate floor. For fixed rate loans, a spread above a reference rate is not applicable. For positions with multiple outstanding contracts, the spread for the largest outstanding contract is shown. Listed below are the index rates as of September 30, 2023, which was the last business day of the period on which the applicable index rates were determined. The actual index rate for each loan listed may not be the applicable index rate outstanding as of September 30, 2023, as the loan may have priced or repriced based on an index rate prior to September 30, 2023.
[8]	Denotes that all or a portion of the investment collateralizes the SMBC Credit Facility (as defined in Note 6).
[9]	For positions with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of September 30, 2023.
[10]	Denotes that all or a portion of the contract was indexed to the 180-day LIBOR, which was last quoted on June 30, 2023 at 5.76%.
[11]	The headquarters of this portfolio company is located in Luxembourg.
[12]	Denotes that all or a portion of the contract was indexed to the 90-day Term SOFR which was 5.40% as of September 30, 2023.
[13]	Denotes that all or a portion of the investment collateralizes the 2023 Debt Securitization (as defined in Note 6).
[14]	All or a portion of the loan interest was capitalized into the outstanding principal balance of the loan in accordance with the terms of the credit agreement during the period from June 30, 2023 (commencement of operations) to September 30, 2023.
[15]	Denotes that all or a portion of the contract was indexed to the 30-day Term SOFR which was 5.32% as of September 30, 2023.
[16]	Denotes that all or a portion of the contract was indexed to the 180-day EURIBOR, which was 4.13% as of September 30, 2023.
[17]	Denotes that all or a portion of the contract was indexed to the 90-day EURIBOR, which was 3.95% as of September 30, 2023.
[18]	Investment is denominated in foreign currency and is translated into U.S. dollars as of the valuation date or the date of the transaction. See Note 2. Significant Accounting Policies and Recent Accounting Updates - Foreign Currency Translation.
[19]	Denotes that all or a portion of the contract was indexed to the 30-day EURIBOR, which was 3.85% as of September 30, 2023.
[20]	Denotes that all or a portion of the contract was indexed to SONIA, which was 5.19% as of September 30, 2023.
[21]	The headquarters of this portfolio company is located in the United Kingdom.
[22]	Denotes that all or a portion of the contract was indexed to the Three-Month AUD, which was 4.14% as of September 30, 2023.
[23]	The negative fair value is the result of the capitalized discount on the loan or the unfunded commitment being valued below par. The negative amortized cost is the result of the capitalized discount being greater than the principal amount outstanding on the loan.
[24]	Denotes that all or a portion of the contract was indexed to the 180-day Term SOFR which was 5.47% as of September 30, 2023.
[25]	The headquarters of this portfolio company is located in Canada.
[26]	Denotes that all or a portion of the contract was indexed to the Prime rate, which was 8.50% as of September 30, 2023.
[27]	The rate shown is the annualized seven-day yield as of September 30, 2023.
[28]	Denotes that all or a portion of the contract was indexed to the 90-day CDOR, which was 5.51% as of September 30, 2023.
[29]	The headquarters of this portfolio company is located in Netherlands.
[30]	The headquarters of this portfolio company is located in Finland.